UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Commodity Strategies Fund and PGIM Quant Solutions Mid-Cap Index Fund (formerly, PGIM Quant Solutions Mid-Cap Core Fund).)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2024

Date of reporting period:	1/31/2024

Item 1 – Reports to Stockholders

PGIM Jennison Small-Cap Core Equity Fund

PGIM Core Conservative Bond Fund

PGIM TIPS Fund

PGIM Quant Solutions Commodity Strategies Fund

PGIM Quant Solutions Mid-Cap Index Fund

(formerly, PGIM Quant Solutions Mid-Cap Core Fund)

SEMIANNUAL REPORT

JANUARY 31, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC a Prudential Financial company and member SIPC. Jennison Associates LLC is a registered investment adviser. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM Quantitative Solutions LLC, is a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find this semiannual report for the following funds informative and useful: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Commodity Strategies Fund and PGIM Quant Solutions Mid-Cap Index Fund. This report covers performance for the six-month period ended January 31, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and CEO

PGIM Investments LLC

March 15, 2024

PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24 (without sales charges)	Average Annual Total Returns as of 1/31/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	-0.14	1.54	10.11	9.56 (11/15/2016)

Russell 2000 Index

	-2.02	2.40	6.80	6.98

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Benchmark Definition

Russell 2000 Index—The Russell 2000® Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000® Index. It gives an indication of how the stock prices of smaller companies have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Presentation of Fund Holdings as of 1/31/24

Ten Largest Holdings	Line of Business	% of Net Assets

Sprout Social, Inc. (Class A Stock)	Software	2.0%

elf Beauty, Inc.	Personal Care Products	2.0%

Constellium SE	Metals & Mining	1.7%

Shift4 Payments, Inc. (Class A Stock)	Financial Services	1.7%

Kirby Corp.	Marine Transportation	1.6%

Chord Energy Corp.	Oil, Gas & Consumable Fuels	1.6%

Century Communities, Inc.	Household Durables	1.6%

Cactus, Inc. (Class A Stock)	Energy Equipment & Services	1.6%

Trinity Industries, Inc.	Machinery	1.5%

Enerpac Tool Group Corp.	Machinery	1.5%

Holdings reflect only long-term investments and are subject to change.

PGIM Core Conservative Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24 (without sales charges)	Average Annual Total Returns as of 1/31/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	3.14	1.82	0.40	0.68 (11/15/2016)

Bloomberg US Aggregate Bond Index

	3.15	2.10	0.83	1.24

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and US dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

6 Visit our website at pgim.com/investments

Credit Quality expressed as a percentage of total investments as of 1/31/24 (%)

AAA	74.9

AA	4.9

A	8.5

BBB	11.6

Cash/Cash Equivalents	0.1

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM TIPS Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24 (without sales charges)	Average Annual Total Returns as of 1/31/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	1.85	1.82	2.55	2.00 (11/15/2016)

Bloomberg US Treasury Inflation-Protected (TIPS) Index

	2.04	2.21	2.91	2.44

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Benchmark Definition

Bloomberg US Treasury Inflation-Protected (TIPS) Index—The Bloomberg US Treasury Inflation-Protected (TIPS) Index is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Credit Quality expressed as a percentage of total investments as of 1/31/24 (%)

AAA	99.2

Cash/Cash Equivalents	0.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

8 Visit our website at pgim.com/investments

PGIM Quant Solutions Commodity Strategies Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24 (without sales charges)	Average Annual Total Returns as of 1/31/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class Z	-4.80	-7.61	N/A	5.97 (12/14/2021)

Class R6	-4.63	-7.58	7.32	4.93 (11/15/2016)

Bloomberg Commodity Index

	-5.64	-7.09	6.18	—

Average Annual Total Returns as of 1/31/24 Since Inception (%)
	Class Z	Class R6
	(12/14/2021)	(11/15/2016)

Bloomberg Commodity Index	4.99	3.82

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Benchmark Definition

Bloomberg Commodity Index—The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 24 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME).

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Commodity Strategies Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/24

Ten Largest Commodities Future Exposure Holdings	% of Net Assets

Gold 100 OZ	14.4%

WTI Crude	9.6%

Brent Crude	7.8%

Natural Gas	6.8%

Copper	6.2%

Live Cattle	4.8%

LME PRI Aluminum	4.7%

Soybean	4.4%

Lean Hogs	3.9%

Cotton No. 2	3.8%

10 Visit our website at pgim.com/investments

PGIM Quant Solutions Mid-Cap Index Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/24 (without sales charges)	Average Annual Total Returns as of 1/31/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	2.25	6.27	9.04	8.12 (11/17/2016)

S&P MidCap 400 Index

	0.98	4.78	10.02	9.21

*Not annualized

The Fund’s total returns prior to December 11, 2023 are the returns of the Fund when it followed a different investment objective and strategies and was an actively-managed fund under the name “PGIM Quant Solutions Mid-Cap Core Fund.”

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Benchmark Definition

S&P MidCap 400 Index*—The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity and industry representation. It gives a broad look at how US mid-cap stock prices have performed.

*The S&P MidCap 400 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices, please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Mid-Cap Index Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/24

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

iShares Core S&P Mid-Cap ETF	Unaffiliated Exchange-Traded Funds	3.7%

Super Micro Computer, Inc.	Technology Hardware, Storage & Peripherals	1.0%

Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	0.7%

Reliance Steel & Aluminum Co.	Metals & Mining	0.6%

Carlisle Cos., Inc.	Building Products	0.6%

Manhattan Associates, Inc.	Software	0.6%

GoDaddy, Inc. (Class A Stock)	IT Services	0.6%

Graco, Inc.	Machinery	0.6%

Neurocrine Biosciences, Inc.	Biotechnology	0.5%

Lennox International, Inc.	Building Products	0.5%

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small-Cap Core Equity Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$998.60	0.98%	$4.92
	Hypothetical	$1,000.00	$1,020.21	0.98%	$4.98

PGIM Core Conservative Bond Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$1,031.40	0.51%	$2.60
	Hypothetical	$1,000.00	$1,022.57	0.51%	$2.59

PGIM TIPS Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$1,018.50	0.41%	$2.08
	Hypothetical	$1,000.00	$1,023.08	0.41%	$2.08

PGIM Quant Solutions Commodity Strategies Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class Z	Actual	$1,000.00	$ 952.00	0.71%	$3.48
	Hypothetical	$1,000.00	$1,021.57	0.71%	$3.61
Class R6	Actual	$1,000.00	$ 953.70	0.70%	$3.44
	Hypothetical	$1,000.00	$1,021.62	0.70%	$3.56

14 Visit our website at pgim.com/investments

PGIM Quant Solutions Mid-Cap Index Fund		Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$1,022.50	0.66%	$3.36
	Hypothetical	$1,000.00	$1,021.82	0.66%	$3.35

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2024, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

BABs—Build America Bonds

ETF—Exchange-Traded Fund

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

LP—Limited Partnership

MSC—Morgan Stanley & Co. LLC

MTN—Medium Term Note

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-Low Sulfur Diesel

WTI—West Texas Intermediate

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS

Aerospace & Defense 0.5%

Hexcel Corp.	680	$ 45,145

Automobile Components 0.7%

Dorman Products, Inc.*	710	57,801

Banks 8.9%

Atlantic Union Bankshares Corp.	932	31,837
BankUnited, Inc.	1,685	47,618
Brookline Bancorp, Inc.	6,561	70,990
Eastern Bankshares, Inc.	4,157	58,032
Enterprise Financial Services Corp.	1,317	54,827
First Bancorp	1,383	47,796
First Interstate BancSystem, Inc. (Class A Stock)	1,111	30,575
Heritage Financial Corp.	752	15,153
Hilltop Holdings, Inc.	1,495	47,077
Pinnacle Financial Partners, Inc.	1,287	113,745
Western Alliance Bancorp	1,579	100,993
Wintrust Financial Corp.	794	77,002
WSFS Financial Corp.	996	44,332

		739,977

Biotechnology 5.3%

Apellis Pharmaceuticals, Inc.*	1,493	94,492
Arcutis Biotherapeutics, Inc.*	8,062	47,324
Cabaletta Bio, Inc.*	2,681	54,907
Crinetics Pharmaceuticals, Inc.*	1,694	61,797
Krystal Biotech, Inc.*	527	58,629
Tourmaline Bio, Inc.	374	12,488
Vaxcyte, Inc.*	1,124	80,276
Veracyte, Inc.*	1,204	30,124

		440,037

Building Products 1.1%

Hayward Holdings, Inc.*	4,113	51,495
Zurn Elkay Water Solutions Corp.	1,390	41,213

		92,708

Capital Markets 3.2%

AssetMark Financial Holdings, Inc.*	1,669	51,188

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

Bridge Investment Group Holdings, Inc. (Class A Stock)	4,491	$43,922
Brightsphere Investment Group, Inc.	1,704	37,693
Hamilton Lane, Inc. (Class A Stock)	434	50,318
Houlihan Lokey, Inc.	555	66,478
Moelis & Co. (Class A Stock)	327	17,975

		267,574

Chemicals 1.0%

Avient Corp.	2,387	86,433

Commercial Services & Supplies 2.9%

ACV Auctions, Inc. (Class A Stock)*	5,850	75,874
Casella Waste Systems, Inc. (Class A Stock)*	1,334	113,844
VSE Corp.	798	49,564

		239,282

Construction & Engineering 2.1%

Concrete Pumping Holdings, Inc.*	5,810	44,853
Construction Partners, Inc. (Class A Stock)*	1,620	73,710
Great Lakes Dredge & Dock Corp.*	6,917	52,846

		171,409

Construction Materials 0.2%

Summit Materials, Inc. (Class A Stock)*	468	16,932

Consumer Staples Distribution & Retail 0.9%

Chefs’ Warehouse, Inc. (The)*	2,432	77,386

Diversified Telecommunication Services 1.4%

Cogent Communications Holdings, Inc.	1,471	113,561

Electronic Equipment, Instruments & Components 0.3%

Littelfuse, Inc.	104	25,158

Energy Equipment & Services 2.9%

Cactus, Inc. (Class A Stock)	3,072	130,376
Weatherford International PLC*	1,293	115,788

		246,164

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services 2.7%

Essent Group Ltd.	969	$53,450
Flywire Corp.*	1,566	33,465
Shift4 Payments, Inc. (Class A Stock)*	1,966	141,179

		228,094

Food Products 2.8%

Adecoagro SA (Brazil)	6,510	66,597
Freshpet, Inc.*	1,207	103,923
Utz Brands, Inc.	3,576	63,295

		233,815

Gas Utilities 0.7%

Chesapeake Utilities Corp.	553	56,008

Health Care Equipment & Supplies 3.4%

CONMED Corp.	832	79,539
Inari Medical, Inc.*	1,419	80,812
Inspire Medical Systems, Inc.*	287	60,520
Integra LifeSciences Holdings Corp.*	562	22,564
Tandem Diabetes Care, Inc.*	1,921	43,799

		287,234

Health Care Providers & Services 3.9%

Acadia Healthcare Co., Inc.*	1,236	101,525
Guardant Health, Inc.*	1,476	32,369
LifeStance Health Group, Inc.*	5,942	35,533
NeoGenomics, Inc.*	1,834	27,235
Option Care Health, Inc.*	1,158	36,176
Progyny, Inc.*	2,344	89,283

		322,121

Hotel & Resort REITs 0.4%

Summit Hotel Properties, Inc.	5,419	35,115

Hotels, Restaurants & Leisure 4.0%

Bloomin’ Brands, Inc.	2,606	69,372
Cava Group, Inc.*	1,447	67,720
Golden Entertainment, Inc.	1,344	51,583

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)

Shake Shack, Inc. (Class A Stock)*	308	$23,272
Wingstop, Inc.	429	120,596

		332,543

Household Durables 1.6%

Century Communities, Inc.	1,511	131,004

Industrial REITs 1.5%

Plymouth Industrial REIT, Inc.	5,679	125,733

Insurance 1.9%

Axis Capital Holdings Ltd.	1,623	96,601
James River Group Holdings Ltd.	2,101	20,106
Skyward Specialty Insurance Group, Inc.*	1,309	40,710

		157,417

IT Services 1.2%

Grid Dynamics Holdings, Inc.*	7,461	97,366

Leisure Products 0.7%

Brunswick Corp.	745	60,107

Machinery 4.1%

Enerpac Tool Group Corp.	4,085	127,575
Enpro, Inc.	594	88,732
Trinity Industries, Inc.	5,145	129,345

		345,652

Marine Transportation 1.6%

Kirby Corp.*	1,746	137,340

Metals & Mining 3.2%

B2Gold Corp. (Canada)	13,565	37,982
Constellium SE*	7,629	143,044
ERO Copper Corp. (Brazil)*	2,662	41,687
Materion Corp.	363	42,460

		265,173

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) 1.1%

Ladder Capital Corp.	8,171	$ 89,309

Office REITs 0.5%

Cousins Properties, Inc.	1,732	39,680

Oil, Gas & Consumable Fuels 2.5%

Chord Energy Corp.	889	136,692
Kosmos Energy Ltd. (Ghana)*	12,245	74,205

		210,897

Passenger Airlines 0.4%

Sun Country Airlines Holdings, Inc.*	2,551	34,719

Personal Care Products 2.0%

elf Beauty, Inc.*	1,045	166,709

Pharmaceuticals 2.2%

Cymabay Therapeutics, Inc.*	2,729	64,159
Prestige Consumer Healthcare, Inc.*	1,451	89,294
Verona Pharma PLC (United Kingdom), ADR*	1,525	27,984

		181,437

Professional Services 3.1%

ASGN, Inc.*	791	73,421
HireRight Holdings Corp.*	2,884	35,762
Huron Consulting Group, Inc.*	729	75,473
Korn Ferry	335	19,654
Paycor HCM, Inc.*	2,943	57,182

		261,492

Real Estate Management & Development 0.6%

Marcus & Millichap, Inc.	1,247	47,498

Residential REITs 1.9%

Independence Realty Trust, Inc.	6,408	94,134
UMH Properties, Inc.	4,350	65,728

		159,862

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs 1.0%
Retail Opportunity Investments Corp.	3,032	$ 41,205
Urban Edge Properties	2,340	40,412

		81,617

Semiconductors & Semiconductor Equipment 4.6%

Credo Technology Group Holding Ltd.*	3,076	63,089
MACOM Technology Solutions Holdings, Inc.*	1,021	88,041
MaxLinear, Inc.*	1,702	35,436
SiTime Corp.*	570	60,745
Tower Semiconductor Ltd. (Israel)*	3,300	95,205
Universal Display Corp.	267	45,328

		387,844

Software 8.3%

Clear Secure, Inc. (Class A Stock)	2,393	45,539
Descartes Systems Group, Inc. (The) (Canada)*	503	44,058
DoubleVerify Holdings, Inc.*	1,076	43,051
Intapp, Inc.*	1,982	85,385
LiveRamp Holdings, Inc.*	1,446	57,088
Q2 Holdings, Inc.*	2,722	115,821
Riskified Ltd. (Class A Stock)*	5,099	23,404
Sprout Social, Inc. (Class A Stock)*	2,730	167,431
Varonis Systems, Inc.*	2,489	111,706

		693,483

Specialized REITs 1.1%

National Storage Affiliates Trust	2,571	96,027

Specialty Retail 1.8%

Boot Barn Holdings, Inc.*	1,114	79,918
Citi Trends, Inc.*	1,191	32,074
Warby Parker, Inc. (Class A Stock)*	3,272	41,718

		153,710

Textiles, Apparel & Luxury Goods 1.0%

Kontoor Brands, Inc.	1,442	84,530

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 1.1%
Herc Holdings, Inc.	641	$ 94,541

TOTAL LONG-TERM INVESTMENTS (cost $6,057,880)		8,217,644

SHORT-TERM INVESTMENT 4.2%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 5.560%)
(cost $355,430)(wb)	355,430	355,430

TOTAL INVESTMENTS 102.5% (cost $6,413,310)		8,573,074

Liabilities in excess of other assets (2.5)%		(211,587)

NET ASSETS 100.0%		$ 8,361,487

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities

Assets

Long-Term Investments
Common Stocks
Aerospace & Defense	$45,145	$—	$—
Automobile Components	57,801	—	—
Banks	739,977	—	—

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

	Level 1	Level 2	Level 3

Investments in Securities (continued)

Assets (continued)

Long-Term Investments (continued)
Common Stocks (continued)
Biotechnology	$440,037	$—	$—
Building Products	92,708	—	—
Capital Markets	267,574	—	—
Chemicals	86,433	—	—
Commercial Services & Supplies	239,282	—	—
Construction & Engineering	171,409	—	—
Construction Materials.	16,932	—	—
Consumer Staples Distribution & Retail	77,386	—	—
Diversified Telecommunication Services	113,561	—	—
Electronic Equipment, Instruments & Components	25,158	—	—
Energy Equipment & Services.	246,164	—	—
Financial Services	228,094	—	—
Food Products	233,815	—	—
Gas Utilities	56,008	—	—
Health Care Equipment & Supplies.	287,234	—	—
Health Care Providers & Services	322,121	—	—
Hotel & Resort REITs	35,115	—	—
Hotels, Restaurants & Leisure	332,543	—	—
Household Durables	131,004	—	—
Industrial REITs	125,733	—	—
Insurance.	157,417	—	—
IT Services	97,366	—	—
Leisure Products	60,107	—	—
Machinery	345,652	—	—
Marine Transportation	137,340	—	—
Metals & Mining.	265,173	—	—
Mortgage Real Estate Investment Trusts (REITs)	89,309	—	—
Office REITs.	39,680	—	—
Oil, Gas & Consumable Fuels	210,897	—	—
Passenger Airlines.	34,719	—	—
Personal Care Products	166,709	—	—
Pharmaceuticals	181,437	—	—
Professional Services	261,492	—	—
Real Estate Management & Development	47,498	—	—
Residential REITs.	159,862	—	—
Retail REITs.	81,617	—	—
Semiconductors & Semiconductor Equipment	387,844	—	—
Software.	693,483	—	—
Specialized REITs.	96,027	—	—
Specialty Retail	153,710	—	—
Textiles, Apparel & Luxury Goods	84,530	—	—
Trading Companies & Distributors	94,541	—	—

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

	Level 1	Level 2	Level 3

Investments in Securities (continued)

Assets (continued)

Short-Term Investment
Affiliated Mutual Fund.	$355,430	$—	$—

Total	$8,573,074	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Banks	8.9%
Software	8.3
Biotechnology	5.3
Semiconductors & Semiconductor Equipment	4.6
Affiliated Mutual Fund	4.2
Machinery	4.1
Hotels, Restaurants & Leisure	4.0
Health Care Providers & Services	3.9
Health Care Equipment & Supplies	3.4
Capital Markets	3.2
Metals & Mining	3.2
Professional Services	3.1
Energy Equipment & Services	2.9
Commercial Services & Supplies	2.9
Food Products	2.8
Financial Services	2.7
Oil, Gas & Consumable Fuels	2.5
Pharmaceuticals	2.2
Construction & Engineering	2.1
Personal Care Products	2.0
Residential REITs	1.9
Insurance	1.9
Specialty Retail	1.8
Marine Transportation	1.6
Household Durables	1.6
Industrial REITs	1.5

Diversified Telecommunication Services	1.4%
IT Services	1.2
Specialized REITs	1.1
Trading Companies & Distributors	1.1
Building Products	1.1
Mortgage Real Estate Investment Trusts (REITs)	1.1
Chemicals	1.0
Textiles, Apparel & Luxury Goods	1.0
Retail REITs	1.0
Consumer Staples Distribution & Retail	0.9
Leisure Products	0.7
Automobile Components	0.7
Gas Utilities	0.7
Real Estate Management & Development	0.6
Aerospace & Defense	0.5
Office REITs	0.5
Hotel & Resort REITs	0.4
Passenger Airlines	0.4
Electronic Equipment, Instruments & Components	0.3
Construction Materials	0.2

102.5
Liabilities in excess of other assets	(2.5)

100.0%

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $6,057,880)	$8,217,644
Affiliated investments (cost $355,430)	355,430
Receivable for investments sold	29,391
Receivable for Fund shares sold	24,456
Due from Manager	3,486
Dividends receivable	90
Prepaid expenses	863

Total Assets	8,631,360

Liabilities

Payable for Fund shares purchased	137,191
Payable for investments purchased	103,625
Audit fees payable	12,619
Accrued expenses and other liabilities	9,717
Custodian and accounting fee payable	5,760
Trustees’ fees payable	862
Affiliated transfer agent fee payable	99

Total Liabilities	269,873

Net Assets	$8,361,487

Net assets were comprised of:
Paid-in capital	$6,538,711
Total distributable earnings (loss)	1,822,776

Net assets, January 31, 2024	$8,361,487

Class R6

Net asset value, offering price and redemption price per share,
($8,361,487 ÷ 635,206 shares of beneficial interest issued and outstanding)	$13.16

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $328 foreign withholding tax)	$62,649
Affiliated dividend income	8,248
Income from securities lending, net (including affiliated income of $634)	2,200

Total income	73,097

Expenses
Management fee	35,677
Custodian and accounting fees	17,406
Professional fees	16,846
Audit fee	12,619
Shareholders’ reports	5,584
Fund data services	5,510
Trustees’ fees	4,915
Registration fees	1,092
Transfer agent’s fees and expenses (including affiliated expense of $308)	441
Miscellaneous	2,871

Total expenses	102,961
Less: Fee waiver and/or expense reimbursement	(56,136)

Net expenses	46,825

Net investment income (loss)	26,272

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $4)	416,856
Net change in unrealized appreciation (depreciation) on investments	(357,835)

Net gain (loss) on investment transactions	59,021

Net Increase (Decrease) In Net Assets Resulting From Operations	$85,293

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$26,272	$103,525
Net realized gain (loss) on investment transactions	416,856	2,253,669
Net change in unrealized appreciation (depreciation) on investments	(357,835)	(257,543)

Net increase (decrease) in net assets resulting from operations	85,293	2,099,651

Dividends and Distributions
Distributions from distributable earnings
Class R6	(92,985)	(107,054)
Tax return of capital distributions
Class R6	—	(37,626)

Total dividends and distributions	(92,985)	(144,680)

Fund share transactions
Net proceeds from shares sold (270,508 and 208,270 shares, respectively)	3,416,614	2,545,201
Net asset value of shares issued in reinvestment of dividends and distributions (6,986 and 12,047 shares, respectively)	92,985	144,680
Cost of shares purchased (382,258 and 1,895,538 shares, respectively)	(4,977,559)	(24,457,311)

Net increase (decrease) in net assets from Fund share transactions	(1,467,960)	(21,767,430)

Total increase (decrease)	(1,475,652)	(19,812,459)

Net Assets:

Beginning of period	9,837,139	29,649,598

End of period	$8,361,487	$9,837,139

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,

	2024		2023	2022	2021	2020		2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.29		$12.28	$19.43	$12.48	$11.82		$13.04
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.05	0.02	(0.06)	(-	)(b)	0.01
Net realized and unrealized gain (loss) on investment transactions	(0.05	)(c)	1.02	(2.98)	7.65	0.66		(0.53)
Total from investment operations	(0.02)		1.07	(2.96)	7.59	0.66		(0.52)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.04)	-	-	-		(0.04)
Tax return of capital distributions	-		(0.02)	-	-	-		(0.01)
Distributions from net realized gains	-		-	(4.19)	(0.64)	-		(0.65)
Total dividends and distributions	(0.11)		(0.06)	(4.19)	(0.64)	-		(0.70)
Net asset value, end of period	$13.16		$13.29	$12.28	$19.43	$12.48		$11.82
Total Return(d):	(0.14)%		8.77%	(19.13)%	62.10%	5.50%		(3.26)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,361		$9,837	$29,650	$32,765	$21,439		$17,371
Average net assets (000)	$9,462		$27,601	$32,596	$28,667	$17,831		$16,167
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.98	%(f)(g)	0.95%	0.95%	0.95%	0.95%		0.95%
Expenses before waivers and/or expense reimbursement	2.16	%(f)	1.25%	1.15%	1.19%	1.52%		1.64%
Net investment income (loss)	0.55	%(f)	0.38%	0.11%	(0.39)%	(0.03)%		0.07%
Portfolio turnover rate(h)	50%		40%	49%	67%	54%		36%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.03% which are being excluded from the Funds’s contractual waiver for the six months ended January 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.5%

ASSET-BACKED SECURITIES 0.4%

Credit Cards

Chase Issuance Trust,
Series 2024-A02, Class A	4.630%	01/15/31	100	$100,167
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7	3.960	10/13/30	100	97,748

TOTAL ASSET-BACKED SECURITIES (cost $209,949)				197,915

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.6%

3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A4	2.253	11/15/54	100	83,214
BANK,
Series 2020-BN29, Class A3	1.742	11/15/53	100	80,437
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4	2.661	08/15/52	100	91,321
Benchmark Mortgage Trust,
Series 2018-B03, Class A3	3.746	04/10/51	30	29,174
Series 2020-B19, Class A3	1.787	09/15/53	175	157,606
Series 2020-B21, Class A4	1.704	12/17/53	100	82,455
Series 2021-B23, Class A4A1	1.823	02/15/54	200	160,788
Series 2021-B30, Class A4	2.329	11/15/54	150	125,593
BMO Mortgage Trust,
Series 2022-C01, Class A4	3.119	02/17/55	150	132,315
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	84,212
CD Mortgage Trust,
Series 2017-CD06, Class A3	3.104	11/13/50	40	38,001
Citigroup Commercial Mortgage Trust,
Series 2017-P08, Class A3	3.203	09/15/50	75	70,635
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	51	50,556
Series 2016-DC02, Class A5	3.765	02/10/49	25	24,085
CSAIL Commercial Mortgage Trust,
Series 2016-C07, Class A4	3.210	11/15/49	43	41,769
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3	3.269	06/10/50	85	83,484
GS Mortgage Securities Trust,
Series 2020-GC47, Class A4	2.125	05/12/53	100	85,059
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A3	3.763	03/10/52	125	115,130

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559%	08/15/49	14	$13,155
Series 2016-JP04, Class A3	3.393	12/15/49	125	120,147
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	54	53,144
Series 2016-C32, Class A3	3.459	12/15/49	119	113,961
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	123	117,362
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	187,782
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	160	152,415
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	121	116,104
Series 2017-C39, Class A3	2.878	09/15/50	100	94,765
Series 2020-C55, Class A4	2.474	02/15/53	125	109,856

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,939,198)				2,614,525

CORPORATE BONDS 22.4%

Aerospace & Defense 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	140	131,956
Sr. Unsec’d. Notes	2.250	06/15/26	15	14,027
Sr. Unsec’d. Notes	2.700	02/01/27	20	18,725
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,567
Sr. Unsec’d. Notes	5.930	05/01/60	90	89,738
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	5.400	01/15/27	55	56,092
Northrop Grumman Corp.,
Sr. Unsec’d. Notes	4.750	06/01/43	20	18,958
RTX Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	10	9,746

				348,809

Agriculture 0.6%
Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	80	59,103
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.700	04/02/27	10	9,910

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

BAT Capital Corp. (United Kingdom), (cont’d.)
Gtd. Notes	6.421%	08/02/33	85	$88,884
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875	02/15/28	20	20,142
Sr. Unsec’d. Notes	5.125	02/15/30	90	91,503

				269,542

Airlines 0.1%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	30	30,208

Auto Manufacturers 0.3%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	100	89,161
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	55	56,158

				145,319

Banks 5.4%

Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	290	246,221
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	150	129,557
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	160	134,988
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	70	61,012
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	30	21,890
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	115	103,091
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	20	19,139
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	15	14,949
Discover Bank,
Sr. Unsec’d. Notes	4.650	09/13/28	15	14,351
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	10	10,399
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	80	64,877
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	170	164,396

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.583%(ff)	06/19/29	85	$82,287
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	29	29,965
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	20	16,321
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	140	121,891
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	40	33,889
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	25	22,250
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	165	156,856
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	80	70,267
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	44	43,131
Sr. Unsec’d. Notes	5.336(ff)	01/23/35	10	10,169
Morgan Stanley,
Sr. Unsec’d. Notes	5.466(ff)	01/18/35	10	10,211
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	35	28,612
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	90	79,117
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	70	68,225
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	110	88,361
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	165	133,118
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	20	20,418
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	30	31,181
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	35	35,309
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	15	15,336
U.S. Bancorp,
Sr. Unsec’d. Notes	5.836(ff)	06/12/34	20	20,628
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	100	98,779
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	52,402
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	40	40,362
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	70	60,841
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	195	173,631
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	25	21,944

				2,550,371

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 0.4%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.900%	02/01/46	125	$121,185
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	5	4,867
Gtd. Notes	4.400	11/15/25	25	24,742
Sr. Unsec’d. Notes	2.250	08/01/31	45	37,464

				188,258

Biotechnology 0.5%

Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	110	104,684
Sr. Unsec’d. Notes	2.800	08/15/41	20	14,438
Sr. Unsec’d. Notes	5.250	03/02/30	80	82,027
Sr. Unsec’d. Notes	5.750	03/02/63	20	20,592

				221,741

Building Materials 0.2%

Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A	5.900	03/15/34	50	53,435
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	35	29,542
Vulcan Materials Co.,
Sr. Unsec’d. Notes	4.500	06/15/47	5	4,438

				87,415

Chemicals 0.2%

FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	15	13,587
Sr. Unsec’d. Notes	4.500	10/01/49	15	11,549
Sr. Unsec’d. Notes	5.650	05/18/33	30	29,834
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44	10	9,161
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	5	3,831
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	20	20,094

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Nutrien Ltd. (Canada), (cont’d.)
Sr. Unsec’d. Notes	5.250%	01/15/45	10	$9,675
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	4.500	06/01/47	10	8,984

				106,715

Commercial Services 0.3%

California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119	15	10,776
Equifax, Inc.,
Sr. Unsec’d. Notes	2.600	12/01/24	20	19,543
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	15	11,098
President & Fellows of Harvard College,
Unsec’d. Notes	3.150	07/15/46	9	6,941
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	3,511
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	9,419
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	17	17,362
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,471
Washington University (The),
Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	25	19,870
Yale University,
Unsec’d. Notes, Series 2020	2.402	04/15/50	45	29,547

				136,538

Computers 0.1%

Apple, Inc.,
Sr. Unsec’d. Notes	3.850	08/04/46	25	21,582
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	35	32,552
Teledyne FLIR LLC,
Sr. Unsec’d. Notes	2.500	08/01/30	5	4,305

				58,439

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.3%

Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750%	10/15/32	60	$49,189
Sr. Unsec’d. Notes	5.875	07/21/28	30	31,022
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	45	39,976

				120,187

Electric 2.6%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.800	10/01/47	30	22,349
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	80	67,336
Alabama Power Co.,
Sr. Unsec’d. Notes	3.850	12/01/42	10	8,330
Sr. Unsec’d. Notes	6.125	05/15/38	45	48,421
Ameren Illinois Co.,
Sr. Sec’d. Notes	4.150	03/15/46	25	21,310
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	35	28,589
Sr. Unsec’d. Notes	2.600	08/15/29	5	4,476
Sr. Unsec’d. Notes	3.500	12/01/49	25	17,579
Sr. Unsec’d. Notes	3.750	05/15/46	25	18,986
Sr. Unsec’d. Notes	5.550	08/01/33	10	10,325
Sr. Unsec’d. Notes	6.350	12/15/32	25	27,115
Atlantic City Electric Co.,
First Mortgage	2.300	03/15/31	10	8,432
Commonwealth Edison Co.,
First Mortgage	4.600	08/15/43	40	36,826
Dominion Energy South Carolina, Inc.,
First Mortgage	5.450	02/01/41	20	20,159
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	20	15,908
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	13,148
First Ref. Mortgage	4.000	09/30/42	35	29,528
Duke Energy Florida LLC,
First Mortgage	6.350	09/15/37	15	16,565
Entergy Texas, Inc.,
First Mortgage	1.750	03/15/31	40	32,600

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Florida Power & Light Co.,
First Mortgage	3.800%	12/15/42	30	$25,404
First Mortgage	5.250	02/01/41	25	25,322
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	7	6,656
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	10	10,089
Nevada Power Co.,
General Ref. Mortgage, Series N	6.650	04/01/36	30	32,743
General Ref. Mortgage, Series R	6.750	07/01/37	10	11,251
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	55	40,993
First Mortgage	4.000	12/01/46	50	37,514
First Mortgage	4.500	07/01/40	40	34,485
PacifiCorp,
First Mortgage	2.700	09/15/30	25	21,760
First Mortgage	4.125	01/15/49	75	59,881
First Mortgage	5.250	06/15/35	45	44,571
First Mortgage	6.000	01/15/39	15	15,707
PECO Energy Co.,
First Mortgage	2.800	06/15/50	5	3,317
First Mortgage	4.900	06/15/33	10	10,084
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	12,973
First Mortgage	4.150	10/01/45	20	17,179
First Mortgage	4.850	02/15/34	5	5,016
First Mortgage	6.250	05/15/39	20	22,369
Public Service Co. of Colorado,
First Mortgage	5.250	04/01/53	45	44,176
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	5	3,978
First Ref. Mortgage, MTN	3.950	05/01/42	10	8,607
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	2.450	11/15/31	30	24,958
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100	06/15/30	45	41,430
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	3,960
First Mortgage, Series UUU	3.320	04/15/50	30	21,450

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Sempra,
Sr. Unsec’d. Notes	3.300%	04/01/25	55	$53,812
Sr. Unsec’d. Notes	4.000	02/01/48	15	12,108
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	30	24,299
First Ref. Mortgage	4.650	10/01/43	40	36,235
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	21,295
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	10,742
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	1.800	10/15/30	20	16,391

				1,208,737

Entertainment 0.1%

Warnermedia Holdings, Inc.,
Gtd. Notes	5.141	03/15/52	30	25,816

Foods 0.1%

Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	25	21,663
Mondelez International, Inc.,
Sr. Unsec’d. Notes	2.750	04/13/30	10	9,005

				30,668

Gas 0.1%

NiSource, Inc.,
Sr. Unsec’d. Notes	5.250	02/15/43	30	29,303
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43	25	21,291

				50,594

Healthcare-Products 0.1%

Agilent Technologies, Inc.,
Sr. Unsec’d. Notes	2.300	03/12/31	20	17,090
Danaher Corp.,
Sr. Unsec’d. Notes	2.800	12/10/51	15	10,090

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)

Stryker Corp.,
Sr. Unsec’d. Notes	3.375%	11/01/25	10	$9,752
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.800	10/15/41	15	11,237

				48,169

Healthcare-Services 1.5%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49	15	11,138
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	6,523
Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	13,524
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021	1.777	11/15/30	30	24,736
Children’s Health System of Texas,
Unsec’d. Notes	2.511	08/15/50	10	6,236
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017	4.115	01/01/47	10	8,580
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	40	38,570
Sr. Unsec’d. Notes	4.625	05/15/42	50	46,230
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	52,647
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	29,633
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	6,922
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	25	16,095
Mount Sinai Hospital,
Sec’d. Notes, Series 2019	3.737	07/01/49	10	7,456
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45	45	39,280
NYU Langone Hospitals,
Sec’d. Notes	4.368	07/01/47	15	13,358
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	30	25,404
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	4,669

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719%	01/01/42	15	$10,457

Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	8,790
Unsec’d. Notes, Series H	2.746	10/01/26	30	28,304

Sentara Healthcare,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	9,925

Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	20,865
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	12,165

Sutter Health,
Unsec’d. Notes, Series 2018	4.091	08/15/48	15	12,778

UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	50	38,881
Sr. Unsec’d. Notes	3.750	07/15/25	35	34,539
Sr. Unsec’d. Notes	4.500	04/15/33	165	162,469

UPMC,
Sec’d. Notes	5.035	05/15/33	25	25,173

				715,347

Home Builders 0.2%

Toll Brothers Finance Corp.,
Gtd. Notes	4.875	03/15/27	100	99,262

Insurance 0.9%

Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	85	82,579
Chubb Corp. (The),
Gtd. Notes	6.000	05/11/37	15	16,628
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	23,911
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.900	04/05/32	30	27,057
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	50	36,383
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	12/07/33	90	92,540
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	5	4,439

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)

Loews Corp.,
Sr. Unsec’d. Notes	3.200%	05/15/30	15	$13,736
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.450	05/07/52	5	3,505
Sr. Unsec’d. Notes	4.300	11/01/47	15	12,341
Unum Group,
Sr. Unsec’d. Notes	4.000	06/15/29	100	94,959

				408,078

Lodging 0.1%

Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	30	28,832

Machinery-Diversified 0.2%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	10	8,298
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	70	67,301
Gtd. Notes	4.700	09/15/28	30	29,718

				105,317

Media 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	20	18,074
Sr. Sec’d. Notes	6.484	10/23/45	85	81,608
Comcast Corp.,
Gtd. Notes	3.750	04/01/40	10	8,534
Gtd. Notes	5.500	05/15/64	55	56,446
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55	51	35,842
Gtd. Notes	4.125	05/15/29	20	18,948
Gtd. Notes	5.300	05/15/49	60	51,938

				271,390

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 0.8%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.700%	05/30/41	105	$109,310
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	20	19,220
Gtd. Notes	4.375	08/01/28	55	53,071
Gtd. Notes	5.400	11/14/34	25	24,995
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.250	07/15/33	55	57,771
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	70	59,975
Gtd. Notes	2.800	10/01/29	45	40,778
Gtd. Notes	5.450	06/09/44	25	25,418

				390,538

Miscellaneous Manufacturing 0.3%

Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200	03/01/32	50	40,765
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	15	14,527
Teledyne Technologies, Inc.,
Gtd. Notes	2.250	04/01/28	75	67,815
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	50	42,619

				165,726

Oil & Gas 0.5%

BP Capital Markets America, Inc.,
Gtd. Notes	4.893	09/11/33	20	20,062
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	15	10,855
ConocoPhillips Co.,
Gtd. Notes	5.050	09/15/33	55	55,962
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	10	9,605
Diamondback Energy, Inc.,
Gtd. Notes	6.250	03/15/33	65	69,343
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50	20	16,244

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Exxon Mobil Corp.,
Sr. Unsec’d. Notes	4.114%	03/01/46	15	$13,145
Phillips 66 Co.,
Gtd. Notes	4.900	10/01/46	25	23,094
TotalEnergies Capital International SA (France),
Gtd. Notes	2.829	01/10/30	25	22,934

				241,244

Packaging & Containers 0.1%

Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	40	37,350

Pharmaceuticals 0.6%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	30	27,153
Sr. Unsec’d. Notes	4.550	03/15/35	45	44,063
Cigna Group (The),
Gtd. Notes	4.900	12/15/48	15	13,944
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	45	42,214
Sr. Unsec’d. Notes	5.125	02/21/30	30	30,306
Sr. Unsec’d. Notes	5.125	07/20/45	35	32,673
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	20	19,422
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	65	49,184
Wyeth LLC,
Gtd. Notes	6.500	02/01/34	15	16,951

				275,910

Pipelines 1.9%

Energy Transfer LP,
Sr. Unsec’d. Notes	3.900	07/15/26	55	53,525
Sr. Unsec’d. Notes	4.200	04/15/27	30	29,257
Sr. Unsec’d. Notes	4.750	01/15/26	40	39,742
Sr. Unsec’d. Notes	5.300	04/15/47	10	9,206
Sr. Unsec’d. Notes	5.550	05/15/34	10	10,095
Sr. Unsec’d. Notes	6.000	06/15/48	25	25,099

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes	6.125%	12/15/45	60	$60,980
Sr. Unsec’d. Notes	6.550	12/01/33	10	10,796
Sr. Unsec’d. Notes	6.625	10/15/36	10	10,731
Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	20	19,171
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	135	117,016
Sr. Unsec’d. Notes	4.500	04/15/38	30	26,870
Sr. Unsec’d. Notes	4.700	04/15/48	25	21,495
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	95	85,340
Gtd. Notes	6.050	09/01/33	135	141,683
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	15	13,713
Gtd. Notes	6.125	03/15/33	30	31,390
Gtd. Notes	6.500	02/15/53	15	16,118
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	90	81,999
Sr. Unsec’d. Notes	4.600	03/15/48	25	22,468
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	50	48,251
Sr. Unsec’d. Notes	5.100	09/15/45	10	9,500

				884,445

Real Estate Investment Trusts (REITs) 0.9%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31	50	41,617
Corporate Office Properties LP,
Gtd. Notes	2.900	12/01/33	30	23,376
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	20	17,648
Essex Portfolio LP,
Gtd. Notes	1.700	03/01/28	15	13,136
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	10	8,420
Healthpeak OP LLC,
Gtd. Notes	3.000	01/15/30	20	17,868

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J	2.900%	12/15/31	15	$12,606
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	65	57,547
Gtd. Notes	3.200	04/01/32	25	21,723
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	25	20,933
Sr. Unsec’d. Notes	3.100	12/15/29	60	54,810
Sr. Unsec’d. Notes	3.400	01/15/28	20	19,005
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	20	17,745
Sr. Unsec’d. Notes	3.500	09/01/25	5	4,903
Sun Communities Operating LP,
Gtd. Notes	5.500	01/15/29	40	40,380
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	25	24,501
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	10	9,434
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31	40	33,592

				439,244

Retail 0.1%

AutoZone, Inc.,
Sr. Unsec’d. Notes	6.250	11/01/28	15	15,922
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.900	06/15/47	20	16,883
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	3.100	05/03/27	20	19,151
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/31	15	12,167

				64,123

Semiconductors 0.4%

Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41	20	15,957
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	67	58,783
Sr. Unsec’d. Notes, 144A	4.926	05/15/37	80	77,077

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)

Intel Corp.,
Sr. Unsec’d. Notes	5.625%	02/10/43	5	$5,297
Sr. Unsec’d. Notes	5.900	02/10/63	20	21,642

				178,756

Software 0.4%

Intuit, Inc.,
Sr. Unsec’d. Notes	1.350	07/15/27	5	4,517
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	60	56,584
Sr. Unsec’d. Notes	2.950	05/15/25	75	72,997
Sr. Unsec’d. Notes	3.600	04/01/50	5	3,672
Sr. Unsec’d. Notes	5.550	02/06/53	10	9,927
ServiceNow, Inc.,
Sr. Unsec’d. Notes	1.400	09/01/30	25	20,511
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,676
Sr. Unsec’d. Notes	3.700	04/01/29	25	23,825

				201,709

Telecommunications 0.7%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	06/01/41	130	103,060
Sr. Unsec’d. Notes	3.550	09/15/55	70	49,716
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	35	26,154
Gtd. Notes	3.875	04/15/30	95	89,761
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	25	20,732
Sr. Unsec’d. Notes	3.400	03/22/41	55	43,483
Sr. Unsec’d. Notes	4.016	12/03/29	10	9,610

				342,516

Transportation 0.1%

CSX Corp.,
Sr. Unsec’d. Notes	4.100	03/15/44	10	8,693

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000%	04/15/27	15	$14,340
Sr. Unsec’d. Notes	3.600	09/15/37	10	8,813

				31,846

TOTAL CORPORATE BONDS (cost $11,385,905)				10,509,159

MUNICIPAL BONDS 0.7%

Arizona 0.1%

Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs	4.839	01/01/41	35	34,370

California 0.2%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	35	40,597
Los Angeles Department of Water & Power, Power
System Revenue,
Revenue Bonds, BABs	5.716	07/01/39	20	21,425
State of California,
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	37,604

				99,626

Illinois 0.0%

State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	25	24,797

Michigan 0.1%

Michigan Finance Authority,
Taxable, Revenue Bonds	3.384	12/01/40	15	12,291
University of Michigan,
Taxable, Revenue Bonds, Series B	2.437	04/01/40	25	18,854
Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	15	11,987

				43,132

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	45	$55,869

New York 0.0%

Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	15	13,602

Ohio 0.1%

JobsOhio Beverage System,
Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	4,130
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	15	13,791
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	9,981

				27,902

Texas 0.0%

Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	15	12,435

Virginia 0.1%

University of Virginia,
Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	25,872

TOTAL MUNICIPAL BONDS (cost $405,496)				337,605

SOVEREIGN BONDS 1.8%

Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	7.625	03/29/41	40	46,010
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	200	190,522
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26	225	213,680
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.500	04/22/29	200	195,600
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	26	21,749
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783	01/23/31	32	27,632

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	7.750%	01/14/31	100	$117,000
Province of Quebec (Canada),
Debentures, Series NN	7.125	02/09/24	30	30,007

TOTAL SOVEREIGN BONDS (cost $925,879)				842,200

U.S. GOVERNMENT AGENCY OBLIGATIONS 28.3%
Federal Farm Credit Bank	1.480	11/26/32	30	23,464
Federal Farm Credit Bank	2.350	03/10/36	30	22,920
Federal Home Loan Bank	2.090	02/22/36	30	22,178
Federal Home Loan Bank	4.250	09/10/32	20	19,824
Federal Home Loan Mortgage Corp.	1.220	08/19/30	25	20,241
Federal Home Loan Mortgage Corp.	1.500	09/01/36	55	48,567
Federal Home Loan Mortgage Corp.	1.500	01/01/37	27	23,511
Federal Home Loan Mortgage Corp.	1.500	10/01/50	198	152,268
Federal Home Loan Mortgage Corp.	2.000	01/01/32	24	22,203
Federal Home Loan Mortgage Corp.	2.000	12/01/50	375	303,798
Federal Home Loan Mortgage Corp.	2.000	05/01/51	442	357,021
Federal Home Loan Mortgage Corp.	2.000	07/01/51	119	96,406
Federal Home Loan Mortgage Corp.	2.500	07/01/31	59	56,140
Federal Home Loan Mortgage Corp.	2.500	10/01/51	309	262,820
Federal Home Loan Mortgage Corp.	3.000	02/01/32	18	17,196
Federal Home Loan Mortgage Corp.	3.000	02/01/32	20	19,144
Federal Home Loan Mortgage Corp.	3.000	01/01/37	7	6,914
Federal Home Loan Mortgage Corp.	3.000	12/01/37	10	9,721
Federal Home Loan Mortgage Corp.	3.000	12/01/42	77	69,826
Federal Home Loan Mortgage Corp.	3.000	11/01/46	21	18,934
Federal Home Loan Mortgage Corp.	3.000	01/01/47	137	122,726
Federal Home Loan Mortgage Corp.	3.000	03/01/47	94	84,129
Federal Home Loan Mortgage Corp.	3.000	12/01/47	53	47,205
Federal Home Loan Mortgage Corp.	3.000	12/01/47	80	71,692
Federal Home Loan Mortgage Corp.	3.500	11/01/37	12	11,337
Federal Home Loan Mortgage Corp.	3.500	06/01/42	19	17,557
Federal Home Loan Mortgage Corp.	3.500	04/01/46	23	21,579
Federal Home Loan Mortgage Corp.	3.500	11/01/47	32	29,801
Federal Home Loan Mortgage Corp.	3.500	11/01/47	40	36,721
Federal Home Loan Mortgage Corp.	3.500	02/01/48	116	106,978
Federal Home Loan Mortgage Corp.	3.500	04/01/48	225	208,122
Federal Home Loan Mortgage Corp.	4.000	11/01/37	103	100,374
Federal Home Loan Mortgage Corp.	4.000	10/01/45	21	20,005

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%	05/01/46	42	$40,706
Federal Home Loan Mortgage Corp.	4.000	03/01/47	20	19,572
Federal Home Loan Mortgage Corp.	4.000	01/01/48	32	31,183
Federal Home Loan Mortgage Corp.	4.500	07/01/47	42	41,467
Federal Home Loan Mortgage Corp.	4.500	12/01/48	11	10,302
Federal Home Loan Mortgage Corp.	4.500	08/01/52	275	265,472
Federal Home Loan Mortgage Corp.	5.000	09/01/52	245	242,508
Federal Home Loan Mortgage Corp.	6.250	07/15/32	30	34,642
Federal Home Loan Mortgage Corp.	6.750	03/15/31	25	29,109
Federal National Mortgage Assoc.	0.500	06/17/25	50	47,386
Federal National Mortgage Assoc.	0.500	11/07/25	30	28,060
Federal National Mortgage Assoc.	0.875	08/05/30	10	8,188
Federal National Mortgage Assoc.	1.500	10/01/50	210	161,524
Federal National Mortgage Assoc.	1.500	11/01/50	212	163,286
Federal National Mortgage Assoc.	1.500	02/01/51	192	148,199
Federal National Mortgage Assoc.	2.000	05/01/36	468	422,722
Federal National Mortgage Assoc.	2.000	07/01/40	159	136,793
Federal National Mortgage Assoc.	2.000	01/01/41	371	318,286
Federal National Mortgage Assoc.	2.000	05/01/41	381	326,393
Federal National Mortgage Assoc.	2.000	09/01/50	282	229,572
Federal National Mortgage Assoc.	2.000	12/01/50	148	121,991
Federal National Mortgage Assoc.	2.000	01/01/51	268	217,461
Federal National Mortgage Assoc.	2.000	03/01/51	123	99,060
Federal National Mortgage Assoc.	2.000	05/01/51	219	176,649
Federal National Mortgage Assoc.	2.000	07/01/51	493	398,611
Federal National Mortgage Assoc.	2.500	02/05/24	65	65,000
Federal National Mortgage Assoc.	2.500	06/01/28	42	40,264
Federal National Mortgage Assoc.	2.500	01/01/32	60	56,461
Federal National Mortgage Assoc.	2.500	02/01/43	29	25,601
Federal National Mortgage Assoc.	2.500	09/01/46	29	25,265
Federal National Mortgage Assoc.	2.500	09/01/46	51	43,599
Federal National Mortgage Assoc.	2.500	05/01/50	164	138,876
Federal National Mortgage Assoc.	2.500	08/01/50	197	166,649
Federal National Mortgage Assoc.	2.500	10/01/50	511	432,956
Federal National Mortgage Assoc.	2.500	04/01/51	369	312,403
Federal National Mortgage Assoc.	2.500	05/01/51	217	183,642
Federal National Mortgage Assoc.	2.500	08/01/51	95	80,564
Federal National Mortgage Assoc.	3.000	11/01/28	28	27,395
Federal National Mortgage Assoc.	3.000	01/01/30	60	57,502
Federal National Mortgage Assoc.	3.000	12/01/36	23	21,184
Federal National Mortgage Assoc.	3.000	10/01/42	14	12,411
Federal National Mortgage Assoc.	3.000	12/01/42	84	76,693

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	02/01/43	164	$148,457
Federal National Mortgage Assoc.	3.000	04/01/43	43	38,671
Federal National Mortgage Assoc.	3.000	08/01/43	121	109,696
Federal National Mortgage Assoc.	3.000	01/01/47	141	126,075
Federal National Mortgage Assoc.	3.000	02/01/47	96	85,493
Federal National Mortgage Assoc.	3.000	01/01/50	268	237,410
Federal National Mortgage Assoc.	3.000	11/01/50	103	90,520
Federal National Mortgage Assoc.	3.000	06/01/51	117	102,345
Federal National Mortgage Assoc.	3.500	08/01/31	22	21,909
Federal National Mortgage Assoc.	3.500	10/01/32	10	9,650
Federal National Mortgage Assoc.	3.500	06/01/33	14	14,004
Federal National Mortgage Assoc.	3.500	01/01/42	59	55,406
Federal National Mortgage Assoc.	3.500	03/01/42	60	56,289
Federal National Mortgage Assoc.	3.500	10/01/42	166	154,960
Federal National Mortgage Assoc.	3.500	11/01/42	40	37,052
Federal National Mortgage Assoc.	3.500	08/01/43	54	50,076
Federal National Mortgage Assoc.	3.500	03/01/45	94	86,958
Federal National Mortgage Assoc.	3.500	01/01/46	18	16,428
Federal National Mortgage Assoc.	3.500	12/01/46	179	165,526
Federal National Mortgage Assoc.	3.500	01/01/47	38	34,933
Federal National Mortgage Assoc.	3.500	09/01/47	55	51,452
Federal National Mortgage Assoc.	4.000	01/01/41	108	103,599
Federal National Mortgage Assoc.	4.000	04/01/41	57	54,876
Federal National Mortgage Assoc.	4.000	02/01/47	55	52,943
Federal National Mortgage Assoc.	4.000	04/01/48	95	91,516
Federal National Mortgage Assoc.	4.000	12/01/48	86	82,085
Federal National Mortgage Assoc.	4.000	03/01/49	183	175,060
Federal National Mortgage Assoc.	4.000	04/01/52	215	202,381
Federal National Mortgage Assoc.	4.336(s)	03/17/31	50	36,680
Federal National Mortgage Assoc.	4.500	03/01/41	51	50,319
Federal National Mortgage Assoc.	4.500	02/01/44	46	46,037
Federal National Mortgage Assoc.	4.500	01/01/45	51	50,800
Federal National Mortgage Assoc.	4.500	04/01/48	28	27,405
Federal National Mortgage Assoc.	4.500	05/01/48	9	8,460
Federal National Mortgage Assoc.	4.500	08/01/48	11	10,699
Federal National Mortgage Assoc.	4.500	02/01/49	9	8,688
Federal National Mortgage Assoc.	4.500	06/01/52	104	100,868
Federal National Mortgage Assoc.	4.500	07/01/52	238	230,329
Federal National Mortgage Assoc.	5.000	11/01/35	67	67,961
Federal National Mortgage Assoc.	5.000	06/01/40	14	14,019
Federal National Mortgage Assoc.	5.000	03/01/42	27	27,079
Federal National Mortgage Assoc.	5.500	01/01/38	54	55,022

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	11/01/52	341	$343,265
Federal National Mortgage Assoc.	6.625	11/15/30	40	45,962
Government National Mortgage Assoc.	2.500	03/20/43	7	5,884
Government National Mortgage Assoc.	2.500	12/20/46	12	10,130
Government National Mortgage Assoc.	2.500	05/20/51	474	410,568
Government National Mortgage Assoc.	2.500	10/20/51	82	71,310
Government National Mortgage Assoc.	3.000	01/20/43	60	54,759
Government National Mortgage Assoc.	3.000	04/20/45	24	21,715
Government National Mortgage Assoc.	3.000	07/20/46	42	37,972
Government National Mortgage Assoc.	3.000	09/20/46	43	38,649
Government National Mortgage Assoc.	3.000	03/20/49	50	44,902
Government National Mortgage Assoc.	3.000	06/20/51	83	74,065
Government National Mortgage Assoc.	3.000	08/20/51	211	188,582
Government National Mortgage Assoc.	3.500	12/20/42	121	113,772
Government National Mortgage Assoc.	3.500	01/20/44	33	31,179
Government National Mortgage Assoc.	3.500	04/20/45	17	16,317
Government National Mortgage Assoc.	3.500	07/20/46	76	70,589
Government National Mortgage Assoc.	3.500	08/20/46	115	107,417
Government National Mortgage Assoc.	3.500	09/20/46	18	16,603
Government National Mortgage Assoc.	3.500	07/20/47	49	45,298
Government National Mortgage Assoc.	3.500	11/20/47	32	29,760
Government National Mortgage Assoc.	4.000	12/20/45	52	50,203
Government National Mortgage Assoc.	4.000	10/20/46	3	2,919
Government National Mortgage Assoc.	4.000	03/20/47	24	23,336
Government National Mortgage Assoc.	4.000	07/20/47	30	29,169
Government National Mortgage Assoc.	4.000	09/20/47	79	75,809
Government National Mortgage Assoc.	4.000	03/20/49	12	11,919
Government National Mortgage Assoc.	4.500	04/20/41	11	10,646
Government National Mortgage Assoc.	4.500	03/20/44	28	27,626
Government National Mortgage Assoc.	4.500	12/20/44	26	25,725
Government National Mortgage Assoc.	4.500	11/20/46	13	13,060
Government National Mortgage Assoc.	4.500	01/20/47	4	4,113
Government National Mortgage Assoc.	5.000	04/20/45	21	21,000
Government National Mortgage Assoc.	5.500	12/15/33	8	7,781
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	23,802
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	40	32,723

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,773,525)				13,265,594

U.S. TREASURY OBLIGATIONS 39.3%
U.S. Treasury Bonds	1.250	05/15/50	825	429,387

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	1.375%	11/15/40	115	$75,127
U.S. Treasury Bonds	1.750	08/15/41	975	668,652
U.S. Treasury Bonds	2.000	02/15/50	745	475,403
U.S. Treasury Bonds	2.250	05/15/41	945	709,341
U.S. Treasury Bonds	2.375	05/15/51	285	197,184
U.S. Treasury Bonds	4.000	11/15/42	525	503,590
U.S. Treasury Bonds	4.000	11/15/52	500	480,156
U.S. Treasury Bonds	4.125	08/15/53	115	113,005
U.S. Treasury Bonds	4.750	11/15/43	150	158,883
U.S. Treasury Notes	0.375	01/31/26	1,385	1,283,938
U.S. Treasury Notes	0.500	10/31/27	175	154,232
U.S. Treasury Notes	0.750	04/30/26	20	18,558
U.S. Treasury Notes	0.875	06/30/26	1,110	1,029,178
U.S. Treasury Notes	1.250	11/30/26	1,410	1,306,233
U.S. Treasury Notes	1.500	11/30/28	2,106	1,885,738
U.S. Treasury Notes	2.125	05/15/25	1,600	1,552,750
U.S. Treasury Notes	2.750	05/15/25	2,060	2,014,535
U.S. Treasury Notes	2.750	07/31/27	445	427,513
U.S. Treasury Notes	2.750	05/31/29	495	467,814
U.S. Treasury Notes	2.875	05/15/28	580	556,483
U.S. Treasury Notes	2.875	05/15/32	580	536,591
U.S. Treasury Notes	3.125	08/31/29	460	442,175
U.S. Treasury Notes	3.750	04/15/26	100	99,141
U.S. Treasury Notes	4.000	01/31/29	155	155,957
U.S. Treasury Notes	4.000	01/31/31	30	30,178
U.S. Treasury Notes	4.125	11/15/32	385	390,233
U.S. Treasury Notes	4.250	12/31/25	200	200,016
U.S. Treasury Notes	4.375	08/15/26	280	281,947
U.S. Treasury Notes	4.500	11/15/33	188	196,460
U.S. Treasury Notes	4.625	10/15/26	1,125	1,141,348
U.S. Treasury Notes	4.625	09/30/30	150	156,141
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	7,004
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	8,958
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	93,736
U.S. Treasury Strips Coupon	2.350(s)	05/15/44	140	55,940
U.S. Treasury Strips Coupon	3.277(s)	08/15/41	35	15,873
U.S. Treasury Strips Coupon	4.398(s)	08/15/42	90	38,883

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	4.411%(s)	05/15/39	170	$87,430

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,696,976)				18,445,711

TOTAL LONG-TERM INVESTMENTS (cost $49,336,928)				46,212,709

			Shares

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $577,969)(wb)			577,969	577,969

TOTAL INVESTMENTS 99.7% (cost $49,914,897)				46,790,678
Other assets in excess of liabilities 0.3%				137,786

NET ASSETS 100.0%				$46,928,464

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$197,915	$—
Commercial Mortgage-Backed Securities	—	2,614,525	—
Corporate Bonds	—	10,509,159	—
Municipal Bonds	—	337,605	—
Sovereign Bonds	—	842,200	—
U.S. Government Agency Obligations	—	13,265,594	—
U.S. Treasury Obligations	—	18,445,711	—
Short-Term Investment
Affiliated Mutual Fund	577,969	—	—

Total	$577,969	$46,212,709	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2024 were as follows:

U.S. Treasury Obligations	39.3%
U.S. Government Agency Obligations	28.3
Commercial Mortgage-Backed Securities	5.6
Banks	5.4
Electric	2.6
Pipelines	1.9
Sovereign Bonds	1.8
Healthcare-Services	1.5
Affiliated Mutual Fund	1.2
Real Estate Investment Trusts (REITs)	0.9
Insurance	0.9
Mining	0.8
Aerospace & Defense	0.7
Telecommunications	0.7
Municipal Bonds	0.7
Pharmaceuticals	0.6
Media	0.6
Agriculture	0.6
Oil & Gas	0.5
Biotechnology	0.5
Software	0.4
Credit Cards	0.4
Beverages	0.4
Semiconductors	0.4
Miscellaneous Manufacturing	0.3

Auto Manufacturers	0.3%
Commercial Services	0.3
Diversified Financial Services	0.3
Chemicals	0.2
Machinery-Diversified	0.2
Home Builders	0.2
Building Materials	0.2
Retail	0.1
Computers	0.1
Gas	0.1
Healthcare-Products	0.1
Packaging & Containers	0.1
Transportation	0.1
Foods	0.1
Airlines	0.1
Lodging	0.1
Entertainment	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $49,336,928)	$46,212,709
Affiliated investments (cost $577,969)	577,969
Dividends and interest receivable	287,016
Receivable for Fund shares sold	264,207
Receivable for investments sold	203,083
Prepaid expenses and other assets	878

Total Assets	47,545,862

Liabilities

Payable for investments purchased	540,821
Audit fees payable	29,094
Payable for Fund shares purchased	22,973
Accrued expenses and other liabilities	18,256
Management fee payable	5,446
Trustees’ fees payable	724
Affiliated transfer agent fee payable	84

Total Liabilities	617,398

Net Assets	$46,928,464

Net assets were comprised of:
Paid-in capital	$55,120,316
Total distributable earnings (loss)	(8,191,852)

Net assets, January 31, 2024	$46,928,464

Class R6

Net asset value, offering price and redemption price per share, ($46,928,464 ÷ 5,419,524 shares of beneficial interest issued and outstanding)	$8.66

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Income
Interest income	$905,121
Affiliated dividend income	10,932

Total income	916,053

Expenses
Management fee	63,694
Audit fee	29,094
Professional fees	19,473
Custodian and accounting fees	18,003
Shareholders’ reports	6,961
Trustees’ fees	5,108
Pricing fees	3,595
Fund data services	3,308
Transfer agent’s fees and expenses (including affiliated expense of $ 235)	374
Registration fees	212
Miscellaneous	4,516

Total expenses	154,338
Less: Fee waiver and/or expense reimbursement	(34,099)

Net expenses	120,239

Net investment income (loss)	795,814

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(965,381)
Net change in unrealized appreciation (depreciation) on investments	1,935,125

Net gain (loss) on investment transactions	969,744

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,765,558

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$795,814	$1,308,806
Net realized gain (loss) on investment transactions	(965,381)	(2,081,573)
Net change in unrealized appreciation (depreciation) on investments	1,935,125	(1,044,366)

Net increase (decrease) in net assets resulting from operations	1,765,558	(1,817,133)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(855,253)	(1,499,460)
Tax return of capital distributions
Class R6	—	(480)

Total dividends and distributions	(855,253)	(1,499,940)

Fund share transactions
Net proceeds from shares sold (1,249,958 and 957,777 shares, respectively)	10,369,249	8,266,722
Net asset value of shares issued in reinvestment of dividends and distributions (101,623 and 174,137 shares, respectively)	855,253	1,499,940
Cost of shares purchased (1,137,867 and 1,576,977 shares, respectively)	(9,735,749)	(13,605,604)

Net increase (decrease) in net assets from Fund share transactions	1,488,753	(3,838,942)

Total increase (decrease)	2,399,058	(7,156,015)

Net Assets:

Beginning of period	44,529,406	51,685,421

End of period	$46,928,464	$44,529,406

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2024
			Year Ended July 31,

			2023		2022	2021	2020	2019

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$8.55		$9.15		$10.39	$10.81	$10.12	$9.66
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.23		0.15	0.13	0.22	0.25
Net realized and unrealized gain (loss) on investment transactions	0.12(b)		(0.57)		(1.16)	(0.25)	0.73	0.49
Total from investment operations	0.26		(0.34)		(1.01)	(0.12)	0.95	0.74
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.26)		(0.20)	(0.21)	(0.26)	(0.28)
Tax return of capital distributions	-		(-	)(c)	-	-	-	-
Distributions from net realized gains	-		-		(0.03)	(0.09)	-	-
Total dividends and distributions	(0.15)		(0.26)		(0.23)	(0.30)	(0.26)	(0.28)
Net asset value, end of period	$8.66		$8.55		$9.15	$10.39	$10.81	$10.12
Total Return(d) :	3.14%		(3.66)%		(9.79)%	(1.07)%	9.50%	7.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,928		$44,529		$51,685	$62,780	$57,963	$46,905
Average net assets (000)	$ 46,925		$49,258		$58,320	$62,768	$50,192	$42,668
Ratios to average net assets(e) :
Expenses after waivers and/or expense reimbursement	0.51%	(f)(g)	0.50%		0.50%	0.50%	0.50%	0.50%
Expenses before waivers and/or expense reimbursement	0.65%	(f)	0.63%		0.55%	0.55%	0.67%	0.77%
Net investment income (loss)	3.37%	(f)	2.66%		1.49%	1.28%	2.07%	2.55%
Portfolio turnover rate(h)(i)	79%		191%		171%	194%	174%	107%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Funds’s contractual waiver for the six months ended January 31, 2024.
(h)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Financial Highlights (unaudited) (continued)

(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.2%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	10/15/26	5,315	$5,082,999
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	7,363	6,733,553
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	2,713	2,446,113
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/32	360	318,888
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	1,840	1,128,267
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	3,079	3,005,904
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	02/15/50	2,048	1,324,054
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	1,373	1,314,470
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	3,448	3,283,515
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	4,284	4,161,529
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	2,811	2,203,998
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	4,063	3,302,760
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	4,584	4,411,668
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	134	104,969
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	428	349,128
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	1,086	869,530
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	04/15/28	845	827,225
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	07/15/33	3,331	3,253,152
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	138	123,866
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	110	109,872
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	1,934	1,928,992
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	483	496,222
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	98	97,378
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	6,243	6,333,073
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	1,237	1,285,903
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	9,506	10,701,262
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625	04/15/28	218	234,670

TOTAL LONG-TERM INVESTMENTS (cost $67,798,090)				65,432,960

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $875,284)(wb)	875,284	$875,284

TOTAL INVESTMENTS 99.5% (cost $68,673,374)		66,308,244
Other assets in excess of liabilities 0.5%		336,674

NET ASSETS 100.0%		$66,644,918

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
U.S. Treasury Obligations	$—	$65,432,960	$—
Short-Term Investment
Affiliated Mutual Fund	875,284	—	—

Total	$875,284	$65,432,960	$—

Sector Allocations:

The sector allocations of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2024 were as follows:

U.S. Treasury Obligations	98.2%

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Sector Allocations (continued):

Affiliated Mutual Fund	1.3%

99.5
Other assets in excess of liabilities	0.5

100.0%

See Notes to Financial Statements.

PGIM TIPS Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $67,798,090)	$65,432,960
Affiliated investments (cost $875,284)	875,284
Receivable for investments sold	2,283,492
Receivable for Fund shares sold	547,810
Interest receivable	159,447
Prepaid expenses	992

Total Assets	69,299,985

Liabilities

Payable for investments purchased	2,562,102
Payable for Fund shares purchased	46,262
Accrued expenses and other liabilities	33,940
Management fee payable	11,988
Trustees’ fees payable	698
Affiliated transfer agent fee payable	77

Total Liabilities	2,655,067

Net Assets	$66,644,918

Net assets were comprised of:
Paid-in capital	$82,429,978
Total distributable earnings (loss)	(15,785,060)

Net assets, January 31, 2024	$66,644,918

Class R6

Net asset value, offering price and redemption price per share, ($66,644,918 ÷ 7,844,114 shares of beneficial interest issued and outstanding)	$8.50

See Notes to Financial Statements.

PGIM TIPS Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Income
Interest income	$1,309,168
Affiliated dividend income	18,895

Total income	1,328,063

Expenses
Management fee	86,522
Professional fees	18,901
Audit fee	16,916
Custodian and accounting fees	16,483
Shareholders’ reports	5,337
Trustees’ fees	5,274
Commitment fees	2,407
Transfer agent’s fees and expenses (including affiliated expense of $ 243)	275
Registration fees	212
SEC registration fees	123
Miscellaneous	7,060

Total expenses	159,510
Less: Fee waiver and/or expense reimbursement	(5,605)

Net expenses	153,905

Net investment income (loss)	1,174,158

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(2,670,182)
Net change in unrealized appreciation (depreciation) on investments	2,732,459

Net gain (loss) on investment transactions	62,277

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,236,435

See Notes to Financial Statements.

PGIM TIPS Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,174,158	$3,512,998
Net realized gain (loss) on investment transactions	(2,670,182)	(6,682,362)
Net change in unrealized appreciation (depreciation) on investments	2,732,459	(1,652,352)

Net increase (decrease) in net assets resulting from operations	1,236,435	(4,821,716)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,385,271)	(4,062,626)

Fund share transactions
Net proceeds from shares sold (1,189,036 and 2,328,137 shares, respectively)	9,933,490	20,157,393
Net asset value of shares issued in reinvestment of dividends and distributions (168,256 and 463,474 shares, respectively)	1,385,271	4,062,626
Cost of shares purchased (2,987,436 and 2,919,634 shares, respectively)	(25,046,569)	(25,476,194)

Net increase (decrease) in net assets from Fund share transactions	(13,727,808)	(1,256,175)

Total increase (decrease)	(13,876,644)	(10,140,517)

Net Assets:

Beginning of period	80,521,562	90,662,079

End of period	$66,644,918	$80,521,562

See Notes to Financial Statements.

PGIM TIPS Fund

Financial Highlights  (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2024
			Year Ended July 31,

			2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.50		$9.44	$10.83	$10.67	$9.87	$9.61
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.36	0.68	0.36	0.01	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		(0.88)	(1.08)	0.32	0.94	0.30
Total from investment operations	0.15		(0.52)	(0.40)	0.68	0.95	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.42)	(0.78)	(0.43)	(0.15)	(0.25)
Distributions from net realized gains	-		-	(0.21)	(0.09)	-	-
Total dividends and distributions	(0.15)		(0.42)	(0.99)	(0.52)	(0.15)	(0.25)
Net asset value, end of period	$8.50		$8.50	$9.44	$10.83	$10.67	$9.87
Total Return(b):	1.85%		(5.52)%	(3.91)%	6.49%	9.83%	5.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$66,645		$80,522	$90,662	$83,793	$48,736	$35,938
Average net assets (000)	$74,828		$84,102	$83,845	$79,151	$38,800	$30,412
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.41%	(d)(e)	0.40%	0.39%	0.40%	0.40%	0.40%
Expenses before waivers and/or expense reimbursement	0.42%	(d)	0.40%	0.39%	0.41%	0.58%	0.72%
Net investment income (loss)	3.12%	(d)	4.18%	6.66%	3.39%	0.12%	2.17%
Portfolio turnover rate(f)	35%		68%	73%	72%	102%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Funds’s contractual waiver for the six months ended January 31, 2024.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited)

as of January 31, 2024

Description			Shares	Value

SHORT-TERM INVESTMENTS 100.3%

AFFILIATED MUTUAL FUND 15.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $8,059,044)(bb)(wb)			8,059,044	$8,059,044

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) 84.7%
U.S. Treasury Bills	5.298%	04/11/24	24,000	23,757,271
U.S. Treasury Bills	5.302	02/27/24(bb)(k)	7,500	7,471,495
U.S. Treasury Bills	5.424	02/27/24	12,500	12,452,491

TOTAL U.S. TREASURY OBLIGATIONS (cost $43,679,536)				43,681,257

TOTAL INVESTMENTS 100.3% (cost $51,738,580)				51,740,301
Liabilities in excess of other assets(z) (0.3)%				(131,245)

NET ASSETS 100.0%				$51,609,056

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

Commodity Futures contracts outstanding at January 31, 2024(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
50	Brent Crude	May 2024	$4,013,500	$108,407
19	Coffee ’C’	Mar. 2024	1,382,606	159,368
33	Copper	Mar. 2024	3,222,450	126,956
84	Corn	Mar. 2024	1,882,650	(138,514)
46	Cotton No. 2	Mar. 2024	1,958,910	117,971

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Commodity Futures contracts outstanding at January 31, 2024(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
19	Gasoline RBOB	Mar. 2024	$1,780,498	$115,101
36	Gold 100 OZ	Apr. 2024	7,442,640	3,441
30	Hard Red Winter Wheat	Mar. 2024	933,000	(38,952)
59	Lean Hogs	Apr. 2024	2,001,870	276,149
34	Live Cattle	Apr. 2024	2,457,520	89,015
10	LME Lead	Mar. 2024	547,330	39,679
13	LME Nickel	Mar. 2024	1,259,856	(6,750)
43	LME PRI Aluminum	Mar. 2024	2,434,789	114,248
30	LME Zinc	Mar. 2024	1,889,513	42,839
18	Low Sulphur Gas Oil	Mar. 2024	1,506,600	191,398
167	Natural Gas	Mar. 2024	3,507,000	(530,373)
12	NY Harbor ULSD	Mar. 2024	1,403,741	142,844
15	Silver	Mar. 2024	1,737,675	(33,785)
10	Soft Red Winter Wheat	Mar. 2024	297,625	(10,768)
37	Soybean	Mar. 2024	2,261,163	(148,164)
49	Soybean Meal	Mar. 2024	1,804,670	(168,035)
62	Soybean Oil	Mar. 2024	1,711,944	(141,571)
66	Sugar No. 11	Mar. 2024	1,783,690	28,388
65	WTI Crude	Mar. 2024	4,930,250	315,857

				654,749

Short Positions:
1	LME Lead	Mar. 2024	54,733	(1,929)
4	LME Nickel	Mar. 2024	387,648	13,676
15	LME PRI Aluminum	Mar. 2024	849,345	(8,192)
24	LME Zinc	Mar. 2024	1,511,610	(5,506)

				(1,951)

				$652,798

(1)	Represents positions held in the Cayman Subsidiary.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$188,065	$6,973,395

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$8,059,044	$—	$—
U.S. Treasury Obligations	—	43,681,257	—

Total	$8,059,044	$43,681,257	$—

Other Financial Instruments*
Assets
Commodity Futures Contracts	$1,885,337	$—	$—

Liabilities
Commodity Futures Contracts	$(1,232,539)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Allocation:

The sector allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

U.S. Treasury Obligations	84.7%
Affiliated Mutual Fund	15.6

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity risk. See the Notes to Consolidated Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2024 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$1,885,337	*	Due from/to broker-variation margin futures	$1,232,539	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended January 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(984,483)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(3,156,068)

For the six months ended January 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$60,629,219

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$ 3,903,078

*	Average volume is based on average quarter end balances for the six months ended January 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $43,679,536)	$43,681,257
Affiliated investments (cost $8,059,044)	8,059,044
Deposit with broker for centrally cleared/exchange-traded derivatives	188,065
Receivable for Fund shares sold	15,548
Prepaid expenses	896

Total Assets	51,944,810

Liabilities

Payable for Fund shares purchased	148,852
Due to broker—variation margin futures	140,402
Management fee payable	15,910
Accrued expenses and other liabilities	15,061
Audit fees payable	14,350
Trustees’ fees payable	825
Affiliated transfer agent fee payable	354

Total Liabilities	335,754

Net Assets	$51,609,056

Net assets were comprised of:
Paid-in capital	$72,982,579
Total distributable earnings (loss)	(21,373,523)

Net assets, January 31, 2024	$51,609,056

Class Z

Net asset value, offering price and redemption price per share, ($511,089 ÷ 77,153 shares of beneficial interest issued and outstanding)	$6.62

Class R6

Net asset value, offering price and redemption price per share, ($51,097,967 ÷ 7,730,999 shares of beneficial interest issued and outstanding)	$6.61

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statement of Operations  (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Income
Interest income	$1,316,872
Affiliated dividend income	197,282
Unaffiliated dividend income	7,789

Total income	1,521,943

Expenses
Management fee	134,882
Professional fees	26,145
Custodian and accounting fees	16,977
Audit fee	14,346
Registration fees(a)	14,054
Fund data services	9,714
Shareholders’ reports	9,001
Trustees’ fees	5,288
Transfer agent’s fees and expenses (including affiliated expense of $1,083)(a)	3,889
SEC registration fees	139
Miscellaneous	3,241

Total expenses	237,676
Less: Fee waiver and/or expense reimbursement(a)	(35,332)

Net expenses	202,344

Net investment income (loss)	1,319,599

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(11,217)
Futures transactions	(984,483)

(995,700)

Net change in unrealized appreciation (depreciation) on:
Investments	56,013
Futures	(3,156,068)

(3,100,055)

Net gain (loss) on investment transactions	(4,095,755)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,776,156)

(a)	Class specific expenses and waivers were as follows:

	Class Z	Class R6
Registration fees	12,974	1,080
Transfer agent’s fees and expenses	2,887	1,002
Fee waiver and/or expense reimbursement	(16,040)	(19,292)

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,319,599	$2,261,563
Net realized gain (loss) on investment transactions	(995,700)	(21,198,720)
Net change in unrealized appreciation (depreciation) on investments	(3,100,055)	9,512,363

Net increase (decrease) in net assets resulting from operations	(2,776,156)	(9,424,794)

Dividends and Distributions
Distributions from distributable earnings
Class Z	(20,248)	(1,647,571)
Class R6	(2,087,320)	(17,608,485)

Total dividends and distributions	(2,107,568)	(19,256,056)

Fund share transactions
Net proceeds from shares sold	6,908,511	29,022,918
Net asset value of shares issued in reinvestment of dividends and distributions	2,107,559	19,256,056
Cost of shares purchased	(13,939,576)	(39,292,909)

Net increase (decrease) in net assets from Fund share transactions	(4,923,506)	8,986,065

Total increase (decrease)	(9,807,230)	(19,694,785)

Net Assets:

Beginning of period	61,416,286	81,111,071

End of period	$51,609,056	$61,416,286

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Financial Highlights (unaudited)

Class Z Shares
	Six Months			December 14, 2021(a)
	Ended
	January 31,		Year Ended July 31,	through July 31,
	2024		2023	2022

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.22		$10.53	$7.94
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.24	0.01	(c)
Net realized and unrealized gain (loss) on investment transactions	(0.51)		(1.23)	2.58
Total from investment operations	(0.35)		(0.99)	2.59
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(2.32)	-
Net asset value, end of period	$6.62		$7.22	$10.53
Total Return(d):	(4.80)%		(10.36)%	32.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$511		$738	$532
Average net assets (000)	$641		$5,071	$424
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.71	%(f)(g)	0.70%	0.70	%(f)
Expenses before waivers and/or expense reimbursement	5.69	%(f)	1.41%	9.94	%(f)
Net investment income (loss)	4.55	%(f)	3.10%	0.08	%(f)
Portfolio turnover rate(h)	0%		0%	0%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Funds’s contractual waiver for the six months ended January 31, 2024.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,

	2024		2023	2022	2021	2020		2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.21		$10.53	$12.02	$8.34	$9.44		$10.31
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.24	(0.02)	(0.05)	0.01		0.14
Net realized and unrealized gain (loss) on investment transactions	(0.50)		(1.22)	2.45	3.73	(1.01)		(0.74)
Total from investment operations	(0.34)		(0.98)	2.43	3.68	(1.00)		(0.60)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(2.34)	(3.92)	-	(0.10)		(0.27)
Tax return of capital distributions	-		-	-	-	(-	)(b)	-
Total dividends and distributions	(0.26)		(2.34)	(3.92)	-	(0.10)		(0.27)
Net asset value, end of period	$6.61		$7.21	$10.53	$12.02	$8.34		$9.44
Total Return(c):	(4.63)%		(10.42)%	30.61%	44.12%	(10.74)%		(5.69)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,098		$60,679	$80,579	$61,721	$38,553		$21,123
Average net assets (000)	$56,731		$69,187	$67,445	$53,974	$28,308		$19,634
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.70	%(e)	0.65%	0.62%	0.64%	0.80%		0.80%
Expenses before waivers and/or expense reimbursement	0.77	%(e)	0.72%	0.68%	0.71%	0.94%		1.10%
Net investment income (loss)	4.58	%(e)	3.04%	(0.18)%	(0.53)%	0.17%		1.42%
Portfolio turnover rate(f)	0%		0%	0%	0%	0%		0%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited)

as of January 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 100.6%

COMMON STOCKS 96.9%

Aerospace & Defense 1.2%

BWX Technologies, Inc.	350	$ 28,518
Curtiss-Wright Corp.	140	31,159
Hexcel Corp.	320	21,245
Woodward, Inc.	235	32,376

		113,298

Air Freight & Logistics 0.3%

GXO Logistics, Inc.*	450	24,471

Automobile Components 1.4%
Adient PLC*	360	12,495
Autoliv, Inc. (Sweden)	290	31,065
Fox Factory Holding Corp.*	170	10,717
Gentex Corp.	875	28,989
Goodyear Tire & Rubber Co. (The)*	1,010	14,079
Lear Corp.	230	30,567
Visteon Corp.*	100	11,529

		139,441

Automobiles 0.4%

Harley-Davidson, Inc.	455	14,765
Thor Industries, Inc.	210	23,734

		38,499

Banks 5.3%

Associated Banc-Corp.	530	11,135
Bank OZK	400	18,044
Cadence Bank	690	18,368
Columbia Banking System, Inc.	790	15,926
Commerce Bancshares, Inc.	450	23,454
Cullen/Frost Bankers, Inc.	250	26,530
East West Bancorp, Inc.	523	38,080
First Financial Bankshares, Inc.	460	14,366
First Horizon Corp.	2,080	29,619
FNB Corp.	1,361	17,938
Glacier Bancorp, Inc.	420	16,237
Hancock Whitney Corp.	310	13,984
Home BancShares, Inc.	670	15,705
International Bancshares Corp.	210	11,101

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

New York Community Bancorp, Inc.	2,690	$17,404
Old National Bancorp	1,110	18,282
Pinnacle Financial Partners, Inc.	290	25,630
Prosperity Bancshares, Inc.	350	22,368
SouthState Corp.	290	24,099
Synovus Financial Corp.	550	20,713
Texas Capital Bancshares, Inc.*	190	11,590
UMB Financial Corp.	160	13,200
United Bankshares, Inc.	510	18,284
Valley National Bancorp	1,520	14,622
Webster Financial Corp.	645	31,915
Wintrust Financial Corp.	241	23,372

		511,966

Beverages 0.6%

Boston Beer Co., Inc. (The) (Class A Stock)*	35	12,224
Celsius Holdings, Inc.*	550	27,445
Coca-Cola Consolidated, Inc.	17	14,644

		54,313

Biotechnology 1.5%

Arrowhead Pharmaceuticals, Inc.*	440	14,124
Exelixis, Inc.*	1,160	25,242
Halozyme Therapeutics, Inc.*	500	16,925
Neurocrine Biosciences, Inc.*	370	51,715
United Therapeutics Corp.*	170	36,512

		144,518

Broadline Retail 0.4%

Macy’s, Inc.	1,030	18,839
Nordstrom, Inc.	350	6,352
Ollie’s Bargain Outlet Holdings, Inc.*	240	17,263

		42,454

Building Products 3.3%

Advanced Drainage Systems, Inc.	260	33,909
Carlisle Cos., Inc.	185	58,138
Fortune Brands Innovations, Inc.	470	36,468
Lennox International, Inc.	120	51,379

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Owens Corning	334	$50,611
Simpson Manufacturing Co., Inc.	170	30,768
Trex Co., Inc.*	410	33,407
UFP Industries, Inc.	235	26,661

		321,341

Capital Markets 2.8%

Affiliated Managers Group, Inc.	140	20,838
Carlyle Group, Inc. (The)	810	32,416
Evercore, Inc. (Class A Stock)	140	24,042
Federated Hermes, Inc.	310	10,838
Houlihan Lokey, Inc.	200	23,956
Interactive Brokers Group, Inc. (Class A Stock)	400	35,500
Janus Henderson Group PLC	510	14,668
Jefferies Financial Group, Inc.	631	25,719
Morningstar, Inc.	95	26,533
SEI Investments Co.	380	24,031
Stifel Financial Corp.	383	27,940

		266,481

Chemicals 2.3%

Arcadium Lithium PLC (United Kingdom)*	3,867	18,910
Ashland, Inc.	200	18,724
Avient Corp.	325	11,768
Axalta Coating Systems Ltd.*	820	26,584
Cabot Corp.	220	15,862
Chemours Co. (The)	570	17,197
NewMarket Corp.	25	13,945
Olin Corp.	470	24,473
RPM International, Inc.	480	51,197
Scotts Miracle-Gro Co. (The)	150	8,439
Westlake Corp.	130	17,986

		225,085

Commercial Services & Supplies 1.3%

Brink’s Co. (The)	180	14,551
Clean Harbors, Inc.*	198	33,256
MSA Safety, Inc.	150	24,755

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)

Stericycle, Inc.*	330	$15,840
Tetra Tech, Inc.	210	33,218

		121,620

Communications Equipment 0.5%

Calix, Inc.*	210	6,968
Ciena Corp.*	560	29,680
Lumentum Holdings, Inc.*	260	14,284

		50,932

Construction & Engineering 1.9%

AECOM	524	46,212
Comfort Systems USA, Inc.	130	28,271
EMCOR Group, Inc.	173	39,463
Fluor Corp.*	640	24,134
MasTec, Inc.*	230	15,104
MDU Resources Group, Inc.	720	14,047
Valmont Industries, Inc.	90	20,314

		187,545

Construction Materials 0.5%

Eagle Materials, Inc.	142	32,131
Knife River Corp.*	220	14,408

		46,539

Consumer Finance 0.7%

Ally Financial, Inc.	1,010	37,047
FirstCash Holdings, Inc.	150	17,215
SLM Corp.	860	17,097

		71,359

Consumer Staples Distribution & Retail 1.9%

BJ’s Wholesale Club Holdings, Inc.*	500	32,170
Casey’s General Stores, Inc.	145	39,347
Grocery Outlet Holding Corp.*	350	8,673
Performance Food Group Co.*	585	42,518

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)

Sprouts Farmers Market, Inc.*	390	$19,644
US Foods Holding Corp.*	850	39,109

		181,461

Containers & Packaging 1.8%

AptarGroup, Inc.	250	32,470
Berry Global Group, Inc.	440	28,802
Crown Holdings, Inc.	450	39,825
Graphic Packaging Holding Co.	1,140	29,081
Greif, Inc. (Class A Stock)	90	5,635
Silgan Holdings, Inc.	290	13,323
Sonoco Products Co.	370	21,053

		170,189

Diversified Consumer Services 0.9%

Graham Holdings Co. (Class B Stock)	13	9,365
Grand Canyon Education, Inc.*	110	14,365
H&R Block, Inc.	540	25,294
Service Corp. International	550	36,916

		85,940

Diversified REITs 0.5%

WP Carey, Inc.	820	50,807

Diversified Telecommunication Services 0.4%

Frontier Communications Parent, Inc.*	840	20,689
Iridium Communications, Inc.	470	17,042

		37,731

Electric Utilities 0.9%

ALLETE, Inc.	225	13,300
IDACORP, Inc.	200	18,516
OGE Energy Corp.	750	24,930
PNM Resources, Inc.	310	11,231
Portland General Electric Co.	390	15,963

		83,940

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment 1.5%

Acuity Brands, Inc.	119	$28,341
EnerSys	160	15,291
nVent Electric PLC	620	37,225
Regal Rexnord Corp.	260	34,699
Sensata Technologies Holding PLC	580	20,979
Sunrun, Inc.*	770	11,150

		147,685

Electronic Equipment, Instruments & Components 2.2%

Arrow Electronics, Inc.*	210	23,341
Avnet, Inc.	350	15,855
Belden, Inc.	165	12,240
Cognex Corp.	640	23,130
Coherent Corp.*	500	23,770
Crane NXT Co.	190	11,073
IPG Photonics Corp.*	110	10,768
Littelfuse, Inc.	90	21,771
Novanta, Inc.*	130	20,091
TD SYNNEX Corp.	221	22,096
Vishay Intertechnology, Inc.	450	9,779
Vontier Corp.	590	20,408

		214,322

Energy Equipment & Services 0.9%

ChampionX Corp.	740	20,283
NOV, Inc.	1,470	28,680
Valaris Ltd.*	240	14,849
Weatherford International PLC*	280	25,074

		88,886

Entertainment 0.2%

TKO Group Holdings, Inc.	230	19,249

Financial Services 1.8%

Equitable Holdings, Inc.	1,190	38,901
Essent Group Ltd.	395	21,788
Euronet Worldwide, Inc.*	175	17,439
MGIC Investment Corp.	1,050	20,832
Voya Financial, Inc.	395	28,586

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services (cont’d.)

Western Union Co. (The)	1,300	$16,341
WEX, Inc.*	170	34,746

		178,633

Food Products 1.1%

Darling Ingredients, Inc.*	600	25,980
Flowers Foods, Inc.	730	16,644
Ingredion, Inc.	247	26,570
Lancaster Colony Corp.	90	16,540
Pilgrim’s Pride Corp.*	140	3,804
Post Holdings, Inc.*	200	18,574

		108,112

Gas Utilities 0.9%

National Fuel Gas Co.	330	15,563
New Jersey Resources Corp.	350	14,291
ONE Gas, Inc.	220	13,501
Southwest Gas Holdings, Inc.	230	13,496
Spire, Inc.	210	11,922
UGI Corp.	792	17,535

		86,308

Ground Transportation 1.9%

Avis Budget Group, Inc.	70	11,460
Hertz Global Holdings, Inc.*	470	3,924
Knight-Swift Transportation Holdings, Inc.	600	34,428
Landstar System, Inc.	130	24,924
Ryder System, Inc.	175	19,875
Saia, Inc.*	100	45,058
Werner Enterprises, Inc.	230	9,096
XPO, Inc.*	430	36,739

		185,504

Health Care Equipment & Supplies 2.3%

Enovis Corp.*	195	11,446
Envista Holdings Corp.*	610	14,335
Globus Medical, Inc. (Class A Stock)*	430	22,700
Haemonetics Corp.*	200	15,292
Inari Medical, Inc.*	200	11,390

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)

Integra LifeSciences Holdings Corp.*	240	$9,636
Lantheus Holdings, Inc.*	260	13,502
LivaNova PLC*	190	9,249
Masimo Corp.*	160	20,630
Neogen Corp.*	700	10,850
Penumbra, Inc.*	145	36,568
QuidelOrtho Corp.*	180	12,332
Shockwave Medical, Inc.*	140	31,675

		219,605

Health Care Providers & Services 2.0%

Acadia Healthcare Co., Inc.*	350	28,749
Amedisys, Inc.*	120	11,312
Chemed Corp.	57	33,789
Encompass Health Corp.	375	26,640
HealthEquity, Inc.*	320	24,186
Option Care Health, Inc.*	670	20,931
Progyny, Inc.*	300	11,427
R1 RCM, Inc.*	700	7,168
Tenet Healthcare Corp.*	380	31,441

		195,643

Health Care REITs 0.8%

Healthcare Realty Trust, Inc.	1,420	22,876
Medical Properties Trust, Inc.	2,130	6,603
Omega Healthcare Investors, Inc.	920	26,680
Physicians Realty Trust	850	10,404
Sabra Health Care REIT, Inc.	820	10,939

		77,502

Health Care Technology 0.1%

Doximity, Inc. (Class A Stock)*	420	11,319

Hotel & Resort REITs 0.1%

Park Hotels & Resorts, Inc.	750	11,310

Hotels, Restaurants & Leisure 3.4%

Aramark	970	28,208
Boyd Gaming Corp.	265	16,825

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)

Choice Hotels International, Inc.	90	$10,901
Churchill Downs, Inc.	260	31,452
Hilton Grand Vacations, Inc.*	250	10,425
Hyatt Hotels Corp. (Class A Stock)	160	20,539
Light & Wonder, Inc.*	340	27,329
Marriott Vacations Worldwide Corp.	120	10,067
Penn Entertainment, Inc.*	540	12,177
Planet Fitness, Inc. (Class A Stock)*	320	21,683
Texas Roadhouse, Inc.	260	32,687
Travel + Leisure Co.	260	10,509
Vail Resorts, Inc.	140	31,080
Wendy’s Co. (The)	590	11,257
Wingstop, Inc.	115	32,328
Wyndham Hotels & Resorts, Inc.	320	24,938

		332,405

Household Durables 1.8%

Helen of Troy Ltd.*	100	11,450
KB Home	290	17,281
Leggett & Platt, Inc.	470	10,909
Taylor Morrison Home Corp.*	405	21,117
Tempur Sealy International, Inc.	640	31,930
Toll Brothers, Inc.	401	39,839
TopBuild Corp.*	125	46,141

		178,667

Independent Power & Renewable Electricity Producers 0.7%

Ormat Technologies, Inc.	210	13,583
Vistra Corp.	1,250	51,287

		64,870

Industrial REITs 1.3%

EastGroup Properties, Inc.	180	31,938
First Industrial Realty Trust, Inc.	500	25,760
Rexford Industrial Realty, Inc.	790	41,546
STAG Industrial, Inc.	680	25,119

		124,363

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 4.6%

American Financial Group, Inc.	250	$30,100
Brighthouse Financial, Inc.*	250	12,942
CNO Financial Group, Inc.	400	10,872
Erie Indemnity Co. (Class A Stock)	100	34,583
Fidelity National Financial, Inc.	970	48,529
First American Financial Corp.	390	23,536
Hanover Insurance Group, Inc. (The)	130	17,161
Kemper Corp.	230	13,800
Kinsale Capital Group, Inc.	80	31,806
Old Republic International Corp.	970	27,199
Primerica, Inc.	130	30,441
Reinsurance Group of America, Inc.	258	44,864
RenaissanceRe Holdings Ltd. (Bermuda)	190	43,478
RLI Corp.	160	21,819
Selective Insurance Group, Inc.	220	23,069
Unum Group	685	33,113

		447,312

Interactive Media & Services 0.3%

Ziff Davis, Inc.*	180	12,132
ZoomInfo Technologies, Inc.*	1,120	17,965

		30,097

IT Services 0.8%

GoDaddy, Inc. (Class A Stock)*	530	56,530
Kyndryl Holdings, Inc.*	875	17,955

		74,485

Leisure Products 0.8%

Brunswick Corp.	260	20,977
Mattel, Inc.*	1,320	23,615
Polaris, Inc.	210	18,891
YETI Holdings, Inc.*	310	13,631

		77,114

Life Sciences Tools & Services 1.1%

Azenta, Inc.*	230	14,996
Bruker Corp.	350	25,029
Medpace Holdings, Inc.*	85	24,784

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)

Repligen Corp.*	200	$37,880
Sotera Health Co.*	350	5,152

		107,841

Machinery 4.8%

AGCO Corp.	236	28,870
Chart Industries, Inc.*	170	19,842
Crane Co.	190	23,581
Donaldson Co., Inc.	452	29,195
Esab Corp.	225	19,348
Flowserve Corp.	500	19,965
Graco, Inc.	630	53,739
ITT, Inc.	314	37,925
Lincoln Electric Holdings, Inc.	220	48,888
Middleby Corp. (The)*	210	29,625
Oshkosh Corp.	250	27,525
RBC Bearings, Inc.*	115	30,882
Terex Corp.	260	15,972
Timken Co. (The)	250	20,477
Toro Co. (The)	390	36,067
Watts Water Technologies, Inc. (Class A Stock)	100	19,801

		461,702

Marine Transportation 0.2%

Kirby Corp.*	230	18,092

Media 0.7%

Cable One, Inc.	16	8,783
New York Times Co. (The) (Class A Stock)	610	29,622
Nexstar Media Group, Inc.	130	23,102
TEGNA, Inc.	700	10,913

		72,420

Metals & Mining 2.2%

Alcoa Corp.	670	19,933
Cleveland-Cliffs, Inc.*	1,880	37,694
Commercial Metals Co.	445	23,238
MP Materials Corp.*	510	8,063
Reliance Steel & Aluminum Co.	214	61,080

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)

Royal Gold, Inc.	250	$28,597
United States Steel Corp.	835	39,262

		217,867

Mortgage Real Estate Investment Trusts (REITs) 0.6%

Annaly Capital Management, Inc.	1,870	35,885
Starwood Property Trust, Inc.	1,120	22,770

		58,655

Multi-Utilities 0.2%

Black Hills Corp.	240	12,423
Northwestern Energy Group, Inc.	220	10,586

		23,009

Office REITs 0.5%

COPT Defense Properties	400	9,424
Cousins Properties, Inc.	540	12,371
Kilroy Realty Corp.	410	14,662
Vornado Realty Trust	610	16,586

		53,043

Oil, Gas & Consumable Fuels 3.9%

Antero Midstream Corp.	1,215	14,872
Antero Resources Corp.*	1,070	23,904
Chesapeake Energy Corp.	420	32,386
Chord Energy Corp.	150	23,064
Civitas Resources, Inc.	320	20,739
CNX Resources Corp.*	570	11,514
DT Midstream, Inc.	360	19,328
Equitrans Midstream Corp.	1,640	16,712
HF Sinclair Corp.	590	33,329
Matador Resources Co.	420	23,054
Murphy Oil Corp.	550	21,285
Ovintiv, Inc.	950	40,299
PBF Energy, Inc. (Class A Stock)	420	21,214
Permian Resources Corp.	1,570	21,164

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Range Resources Corp.	900	$26,136
Southwestern Energy Co.*	4,105	26,477

		375,477

Paper & Forest Products 0.2%

Louisiana-Pacific Corp.	250	16,637

Personal Care Products 0.8%

BellRing Brands, Inc.*	490	27,082
Coty, Inc. (Class A Stock)*	1,420	17,154
elf Beauty, Inc.*	200	31,906

		76,142

Pharmaceuticals 0.5%

Jazz Pharmaceuticals PLC*	240	29,453
Perrigo Co. PLC	485	15,559

		45,012

Professional Services 2.9%

ASGN, Inc.*	190	17,636
CACI International, Inc. (Class A Stock)*	90	30,936
Concentrix Corp.	173	15,374
ExlService Holdings, Inc.*	630	19,706
Exponent, Inc.	200	17,638
FTI Consulting, Inc.*	130	24,909
Genpact Ltd.	635	22,796
Insperity, Inc.	130	14,910
KBR, Inc.	510	26,576
ManpowerGroup, Inc.	190	14,087
Maximus, Inc.	240	19,469
Paylocity Holding Corp.*	170	26,930
Science Applications International Corp.	210	26,809

		277,776

Real Estate Management & Development 0.3%

Jones Lang LaSalle, Inc.*	174	30,808

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs 0.8%

Apartment Income REIT Corp.	550	$17,979
Equity LifeStyle Properties, Inc.	700	47,383
Independence Realty Trust, Inc.	800	11,752

		77,114

Retail REITs 1.0%

Agree Realty Corp.	380	22,652
Brixmor Property Group, Inc.	1,120	25,133
Kite Realty Group Trust	830	17,762
NNN REIT, Inc.	680	27,431

		92,978

Semiconductors & Semiconductor Equipment 2.7%

Allegro MicroSystems, Inc. (Japan)*	250	6,485
Amkor Technology, Inc.	370	11,714
Cirrus Logic, Inc.*	210	16,212
Lattice Semiconductor Corp.*	515	31,343
MACOM Technology Solutions Holdings, Inc.*	210	18,108
MKS Instruments, Inc.	240	25,548
Onto Innovation, Inc.*	190	30,685
Power Integrations, Inc.	220	16,491
Rambus, Inc.*	400	27,412
Silicon Laboratories, Inc.*	130	16,037
Synaptics, Inc.*	160	17,090
Universal Display Corp.	165	28,012
Wolfspeed, Inc.*	450	14,647

		259,784

Software 2.6%

Aspen Technology, Inc.*	100	19,199
Blackbaud, Inc.*	170	13,756
CommVault Systems, Inc.*	160	14,669
Dolby Laboratories, Inc. (Class A Stock)	230	19,131
Dropbox, Inc. (Class A Stock)*	960	30,413
Dynatrace, Inc.*	895	51,015
Manhattan Associates, Inc.*	234	56,759
Qualys, Inc.*	150	28,375
Teradata Corp.*	375	17,318

		250,635

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs 1.7%

CubeSmart	840	$36,305
EPR Properties	265	11,732
Gaming & Leisure Properties, Inc.	1,000	45,650
Lamar Advertising Co. (Class A Stock)	331	34,649
National Storage Affiliates Trust	300	11,205
PotlatchDeltic Corp.	280	12,524
Rayonier, Inc.	490	14,847

		166,912

Specialty Retail 3.6%

AutoNation, Inc.*	110	15,363
Burlington Stores, Inc.*	250	47,788
Dick’s Sporting Goods, Inc.	235	35,031
Five Below, Inc.*	220	39,481
Floor & Decor Holdings, Inc. (Class A Stock)*	400	40,224
GameStop Corp. (Class A Stock)*	960	13,661
Gap, Inc. (The)	820	15,326
Lithia Motors, Inc.	100	29,485
Murphy USA, Inc.	70	24,676
Penske Automotive Group, Inc.	70	10,386
RH*	55	13,941
Valvoline, Inc.*	520	18,975
Williams-Sonoma, Inc.	250	48,347

		352,684

Technology Hardware, Storage & Peripherals 1.4%

Pure Storage, Inc. (Class A Stock)*	1,090	43,589
Super Micro Computer, Inc.*	175	92,682

		136,271

Textiles, Apparel & Luxury Goods 2.1%

Capri Holdings Ltd.*	440	21,446
Carter’s, Inc.	150	11,346
Columbia Sportswear Co.	140	11,096
Crocs, Inc.*	220	22,326
Deckers Outdoor Corp.*	96	72,358
PVH Corp.	230	27,660
Skechers USA, Inc. (Class A Stock)*	500	31,220

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)

Under Armour, Inc. (Class A Stock)*	670	$5,105
Under Armour, Inc. (Class C Stock)*	690	5,106

		207,663

Trading Companies & Distributors 1.5%

Core & Main, Inc. (Class A Stock)*	630	26,025
GATX Corp.	130	15,945
MSC Industrial Direct Co., Inc. (Class A Stock)	180	17,762
Watsco, Inc.	130	50,828
WESCO International, Inc.	175	30,366

		140,926

Water Utilities 0.3%

Essential Utilities, Inc.	935	33,529

TOTAL COMMON STOCKS (cost $8,364,874)		9,396,298

UNAFFILIATED EXCHANGE-TRADED FUND 3.7%

iShares Core S&P Mid-Cap ETF (cost $329,517)	1,314	357,855

TOTAL LONG-TERM INVESTMENTS (cost $8,694,391)		9,754,153

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $8,077)(wb)	8,077	8,077

TOTAL INVESTMENTS 100.7% (cost $8,702,468)		9,762,230

Liabilities in excess of other assets (0.7)%		(69,550)

NET ASSETS 100.0%		$9,692,680

Below is a list of the abbreviation(s) used in the semiannual report:

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$113,298	$—	$—
Air Freight & Logistics	24,471	—	—
Automobile Components	139,441	—	—
Automobiles	38,499	—	—
Banks	511,966	—	—
Beverages	54,313	—	—
Biotechnology	144,518	—	—
Broadline Retail	42,454	—	—
Building Products	321,341	—	—
Capital Markets	266,481	—	—
Chemicals	225,085	—	—
Commercial Services & Supplies	121,620	—	—
Communications Equipment	50,932	—	—
Construction & Engineering	187,545	—	—
Construction Materials.	46,539	—	—
Consumer Finance.	71,359	—	—
Consumer Staples Distribution & Retail	181,461	—	—
Containers & Packaging	170,189	—	—
Diversified Consumer Services	85,940	—	—
Diversified REITs	50,807	—	—
Diversified Telecommunication Services	37,731	—	—
Electric Utilities	83,940	—	—
Electrical Equipment	147,685	—	—
Electronic Equipment, Instruments & Components	214,322	—	—
Energy Equipment & Services.	88,886	—	—
Entertainment	19,249	—	—
Financial Services	178,633	—	—
Food Products	108,112	—	—
Gas Utilities	86,308	—	—
Ground Transportation	185,504	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Health Care Equipment & Supplies.	$219,605	$—	$—
Health Care Providers & Services	195,643	—	—
Health Care REITs	77,502	—	—
Health Care Technology	11,319	—	—
Hotel & Resort REITs	11,310	—	—
Hotels, Restaurants & Leisure	332,405	—	—
Household Durables	178,667	—	—
Independent Power & Renewable Electricity Producers	64,870	—	—
Industrial REITs	124,363	—	—
Insurance.	447,312	—	—
Interactive Media & Services	30,097	—	—
IT Services	74,485	—	—
Leisure Products	77,114	—	—
Life Sciences Tools & Services	107,841	—	—
Machinery	461,702	—	—
Marine Transportation	18,092	—	—
Media	72,420	—	—
Metals & Mining.	217,867	—	—
Mortgage Real Estate Investment Trusts (REITs)	58,655	—	—
Multi-Utilities	23,009	—	—
Office REITs.	53,043	—	—
Oil, Gas & Consumable Fuels	375,477	—	—
Paper & Forest Products.	16,637	—	—
Personal Care Products	76,142	—	—
Pharmaceuticals	45,012	—	—
Professional Services	277,776	—	—
Real Estate Management & Development	30,808	—	—
Residential REITs.	77,114	—	—
Retail REITs.	92,978	—	—
Semiconductors & Semiconductor Equipment	259,784	—	—
Software.	250,635	—	—
Specialized REITs.	166,912	—	—
Specialty Retail	352,684	—	—
Technology Hardware, Storage & Peripherals	136,271	—	—
Textiles, Apparel & Luxury Goods	207,663	—	—
Trading Companies & Distributors	140,926	—	—
Water Utilities.	33,529	—	—
Unaffiliated Exchange-Traded Fund.	357,855	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$ 8,077	$—	$—

Total	$9,762,230	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2024 were as follows:

Banks	5.3%

Machinery	4.8

Insurance	4.6

Oil, Gas & Consumable Fuels	3.9

Unaffiliated Exchange-Traded Fund	3.7

Specialty Retail	3.6

Hotels, Restaurants & Leisure	3.4

Building Products	3.3

Professional Services	2.9

Capital Markets	2.8

Semiconductors & Semiconductor Equipment	2.7

Software	2.6

Chemicals	2.3

Health Care Equipment & Supplies	2.3

Metals & Mining	2.2

Electronic Equipment, Instruments & Components	2.2

Textiles, Apparel & Luxury Goods	2.1

Health Care Providers & Services	2.0

Construction & Engineering	1.9

Ground Transportation	1.9

Consumer Staples Distribution & Retail	1.9

Household Durables	1.8

Financial Services	1.8

Containers & Packaging	1.8

Specialized REITs	1.7

Electrical Equipment	1.5

Biotechnology	1.5

Trading Companies & Distributors	1.5

Automobile Components	1.4

Technology Hardware, Storage & Peripherals	1.4

Industrial REITs	1.3

Commercial Services & Supplies	1.3

Aerospace & Defense	1.2%

Food Products	1.1

Life Sciences Tools & Services	1.1

Retail REITs	1.0

Energy Equipment & Services	0.9

Gas Utilities	0.9

Diversified Consumer Services	0.9

Electric Utilities	0.9

Health Care REITs	0.8

Leisure Products	0.8

Residential REITs	0.8

Personal Care Products	0.8

IT Services	0.8

Media	0.7

Consumer Finance	0.7

Independent Power & Renewable Electricity Producers	0.7

Mortgage Real Estate Investment Trusts (REITs)	0.6

Beverages	0.6

Office REITs	0.5

Communications Equipment	0.5

Diversified REITs	0.5

Construction Materials	0.5

Pharmaceuticals	0.5

Broadline Retail	0.4

Automobiles	0.4

Diversified Telecommunication Services	0.4

Water Utilities	0.3

Real Estate Management & Development	0.3

Interactive Media & Services	0.3

Air Freight & Logistics	0.3

Multi-Utilities	0.2

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2024

Industry Classification (continued):

Entertainment	0.2%

Marine Transportation	0.2

Paper & Forest Products	0.2

Health Care Technology	0.1

Hotel & Resort REITs	0.1

Affiliated Mutual Fund	0.1%

100.7

Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $8,694,391)	$9,754,153
Affiliated investments (cost $8,077)	8,077
Cash	108
Receivable for Fund shares sold	23,281
Due from Manager	9,654
Dividends receivable	2,499
Prepaid expenses	15,552

Total Assets	9,813,324

Liabilities

Payable for Fund shares purchased	89,747
Audit fee payable	12,612
Custodian and accounting fees payable	6,340
Accrued expenses and other liabilities	4,811
Professional fees payable	4,241
Payable for investments purchased	2,034
Trustees’ fees payable	784
Affiliated transfer agent fee payable	75

Total Liabilities	120,644

Net Assets	$9,692,680

Net assets were comprised of:
Paid-in capital	$7,431,444
Total distributable earnings (loss)	2,261,236

Net assets, January 31, 2024	$9,692,680

Class R6

Net asset value, offering price and redemption price per share, ($9,692,680 ÷ 990,495 shares of beneficial interest issued and outstanding)	$9.79

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $21 foreign withholding tax)	$101,293
Affiliated dividend income	1,147

Total income	102,440

Expenses
Management fee	26,972
Custodian and accounting fees	18,327
Professional fees	17,358
Audit fee	12,612
Shareholders’ reports	5,608
Fund data services	5,510
Trustees’ fees	4,871
Transfer agent’s fees and expenses (including affiliated expense of $246)	352
Registration fees	212
Miscellaneous	4,754

Total expenses	96,576
Less: Fee waiver and/or expense reimbursement	(54,869)

Net expenses	41,707

Net investment income (loss)	60,733

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	1,452,106
Net change in unrealized appreciation (depreciation) on investments	(1,045,408)

Net gain (loss) on investment transactions	406,698

Net Increase (Decrease) In Net Assets Resulting From Operations	$467,431

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2024	Year Ended July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$60,733	$104,397
Net realized gain (loss) on investment transactions	1,452,106	953,858
Net change in unrealized appreciation (depreciation) on investments	(1,045,408)	360,281

Net increase (decrease) in net assets resulting from operations	467,431	1,418,536

Dividends and Distributions
Distributions from distributable earnings
Class R6	(900,450)	(2,029,621)

Fund share transactions
Net proceeds from shares sold (440,175 and 332,362 shares, respectively)	4,196,211	3,200,816
Net asset value of shares issued in reinvestment of dividends and distributions (95,387 and 217,537 shares, respectively)	900,450	2,029,621
Cost of shares purchased (821,235 and 645,044 shares, respectively)	(8,109,333)	(6,222,068)

Net increase (decrease) in net assets from Fund share transactions	(3,012,672)	(991,631)

Total increase (decrease)	(3,445,691)	(1,602,716)

Net Assets:

Beginning of period	13,138,371	14,741,087

End of period	$9,692,680	$13,138,371

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Index Fund

Financial Highlights  (unaudited)

Class R6 Shares
	Six Months
	Ended
	January 31,		Year Ended July 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$10.30		$10.75		$14.27	$9.72	$10.84	$12.08
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.08		0.10	0.09	0.10	0.11
Net realized and unrealized gain (loss) on investment transactions	0.15		1.02		(0.47)	4.54	(1.10)	(0.67)
Total from investment operations	0.20		1.10		(0.37)	4.63	(1.00)	(0.56)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		-		(0.13)	(0.08)	(0.12)	(0.09)
Distributions from net realized gains	(0.59)		(1.55)		(3.02)	-	-	(0.59)
Total dividends and distributions	(0.71)		(1.55)		(3.15)	(0.08)	(0.12)	(0.68)
Net asset value, end of period	$9.79		$10.30		$10.75	$14.27	$9.72	$10.84
Total Return(b) :	2.25%		11.78%		(3.86)%	47.88%	(9.42)%	(4.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,693		$13,138		$14,741	$23,675	$20,814	$15,360
Average net assets (000)	$12,559		$13,192		$18,954	$27,862	$16,827	$13,541
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.66	%(d)	0.82	%(e)	0.81%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	1.53	%(d)	1.55%		1.21%	0.97%	1.32%	1.54%
Net investment income (loss)	0.96	%(d)	0.79%		0.80%	0.73%	1.02%	1.03%
Portfolio turnover rate(f)	135%		124%		123%	135%	140%	120%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Funds’s contractual waiver for the year ended July 31, 2023.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements (consolidated financial statements for Commodity Strategies Fund) relate only to the following series of the RIC: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Mid-Cap Index Fund (formerly known as PGIM Quant Solutions Mid-Cap Core Fund), each of which are diversified funds for the purposes of the 1940 Act, and PGIM Quant Solutions Commodity Strategies Fund (the “Commodity Strategies Fund”), which is a non-diversified fund for purposes of the 1940 Act (each, a “Fund” and collectively, the “Funds”).

The Commodity Strategies Fund wholly owns and controls the PGIM QMA Commodity Strategies Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. The consolidated financial statements of the Commodity Strategies Fund include the financial results of the Cayman Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Commodity Strategies Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Commodity Strategies Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Commodity Strategies Fund and the Cayman Subsidiary have been eliminated in consolidation. The Commodity Strategies Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Commodity Strategies Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Commodity Strategies Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Strategies Fund.

The Commodity Strategies Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (CFTC) rules.

As of January 31, 2024, the Cayman Subsidiary had net assets of $9,363,905, representing 18.1% of the Commodity Strategies Fund’s net assets.

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

The Funds have the following investment objectives:

Fund	Investment Objective(s)

PGIM Jennison Small-Cap Core Equity Fund	Outperform the Russell 2000 Index.
PGIM Core Conservative Bond Fund	Outperform the Bloomberg U.S. Aggregate Bond Index over full market cycles.
PGIM TIPS Fund	Seek to outperform the Bloomberg U.S. Treasury Inflation-Protected Index.
PGIM Quant Solutions Commodity Strategies Fund	Seek to generate returns over time in excess of the Bloomberg Commodity Index.
PGIM Quant Solutions Mid-Cap Index Fund	Seek to provide investment results that approximate the performance of the S&P MidCap 400 Index.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements (consolidated financial statements for Commodity Strategies).

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement (Consolidated Schedule of Investments for Commodity Strategies).

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Funds are valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Commodity Strategies Fund gains exposure to commodity markets through direct investment of the Commodity Strategies Fund’s assets or through the Cayman Subsidiary. The Commodity Strategies Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Commodity Strategies Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Commodity Strategies Fund may invest directly in commodity-linked structured notes (CLNs). The Commodity Strategies Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Commodity Strategies Fund’s investments to greater volatility than investments in traditional securities.

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies Fund) as net realized gain (loss) on futures transactions.

The Funds invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Commodity Strategies Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Funds forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Each Fund other than PGIM Core Conservative Bond Fund and PGIM TIPS Fund:
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Core Conservative Bond Fund and PGIM TIPS Fund:
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements (consolidated financial statements for Commodity Strategies Fund) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Funds, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

Fund	Subadviser(s)
PGIM Jennison Small-Cap Core Equity Fund	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)
PGIM Core Conservative Bond Fund	PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.); PGIM Fixed Income (a business unit of PGIM, Inc.)
PGIM TIPS Fund	PGIM Fixed Income

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

Fund	Subadviser(s)
PGIM Quant Solutions Commodity Strategies Fund	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)
PGIM Quant Solutions Mid-Cap Index Fund	PGIM Quantitative Solutions

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
PGIM Jennison Small-Cap Core Equity Fund	0.75% of average daily net assets	0.75%	—#%
PGIM Core Conservative Bond Fund	0.27% of average daily net assets	0.27	0.13
PGIM TIPS Fund	0.23% of average daily net assets	0.23	0.22
PGIM Quant Solutions Commodity Strategies Fund	0.40% of average daily net assets	0.47*	0.40
PGIM Quant Solutions Mid-Cap Index Fund	0.25% of average daily net assets**	0.43	—#

*

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Cayman Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays the Manager a monthly fee at the annual rate of 0.40% of the Cayman Subsidiary’s average daily net assets. The consolidated management fee rate includes the Cayman Subsidiary. The Manager has contractually agreed to waive any management fees it receives for the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary.

#	The management fee amount waived and/or expense reimbursement exceeds the management fee for the current period due to expense limitations described above.
**	Effective December 11, 2023. Prior to December 11, 2023, the management fee was 0.50% of the Fund’s average daily net assets.

The Manager has contractually agreed, through November 30, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each fund are as follows:

Fund	Fee Waivers and/or Expense Limitations
PGIM Jennison Small-Cap Core Equity Fund	contractually limit expenses to 0.95%
PGIM Core Conservative Bond Fund	contractually limit expenses to 0.50%
PGIM TIPS Fund	contractually limit expenses to 0.40%
PGIM Quant Solutions Commodity Strategies Fund	contractually limit expenses to 0.70%*
PGIM Quant Solutions Mid-Cap Index Fund	contractually limit expenses to 0.19%**

*

The Manager has contractually agreed, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.70% of average daily net assets for Class Z shares and 0.70% of average daily net assets for Class R6 shares. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares.

**

Effective December 11, 2023. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees. Prior to December 11, 2023, the expense limitation was 0.80%.

The RIC, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class Z and Class R6 shares of the Funds. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Funds.

PGIM Investments, PIMS, PGIM, Inc., PGIM Limited, Jennison and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies Fund) include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Jennison Small-Cap Core Equity Fund	$4,576,340	$5,960,711
PGIM Core Conservative Bond Fund	4,970,331	6,470,310
PGIM TIPS Fund	—	—
PGIM Quant Solutions Commodity Strategies Fund	—	—
PGIM Quant Solutions Mid-Cap Index Fund	16,483,329	20,289,157

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the reporting period ended January 31, 2024, is presented as follows:

PGIM Jennison Small-Cap Core Equity Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(1)(wb)
$353,977	$4,205,934	$4,204,481	$—	$—	$355,430	355,430	$8,248

PGIM Jennison Small-Cap Core Equity Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund (7-day effective yield 5.727%)(1)(b)(wb)

$ —	$ 96,583	$ 96,587	$—	$4	$ —	—	$ 634	(2)
$353,977	$4,302,517	$4,301,068	$—	$4	$355,430		$8,882

PGIM Core Conservative Bond Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(1)(wb)
$726,361	$12,879,120	$13,027,512	$—	$—	$577,969	577,969	$10,932

PGIM TIPS Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(1)(wb)
$3,433,071	$15,585,004	$18,142,791	$—	$—	$875,284	875,284	$18,895

PGIM Quant Solutions Commodity Strategies Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(1)(bb)(wb)
$—	$40,245,713	$32,186,669	$—	$—	$8,059,044	8,059,044	$197,282

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

PGIM Quant Solutions Mid-Cap Index Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(1)(wb)
$42,196	$1,608,864	$1,642,983	$—	$—	$8,077	8,077	$1,147

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of January 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Jennison Small-Cap Core Equity Fund	$6,532,056	$2,311,486	$(270,468)	$2,041,018
PGIM Core Conservative Bond Fund	49,996,529	314,495	(3,520,346)	(3,205,851)
PGIM TIPS Fund	71,095,188	212,411	(4,999,355)	(4,786,944)
PGIM Quant Solutions Commodity Strategies Fund	72,676,929	2,097,632	(22,381,462)	(20,283,830)
PGIM Quant Solutions Mid-Cap Index Fund	8,811,254	1,200,875	(249,899)	950,976

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
PGIM Jennison Small-Cap Core Equity Fund	$568,000	$—
PGIM Core Conservative Bond Fund	3,613,000	—
PGIM TIPS Fund	5,603,000	—
PGIM Quant Solutions Commodity Strategies Fund	476,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements (consolidated financial statements for Commodity Strategies Fund) for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2023 are subject to such review.

7.	Capital and Ownership

The Funds offer Class R6 shares and the Commodity Strategies Fund also offers Class Z shares. Class Z shares and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of January 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Jennison Small-Cap Core Equity Fund–Class R6	635,026	99.9%
PGIM Core Conservative Bond Fund–Class R6	5,417,518	99.9
PGIM TIPS Fund–Class R6	7,842,130	99.9
PGIM Quant Solutions Commodity Strategies Fund–Class Z	1,710	2.2
PGIM Quant Solutions Commodity Strategies Fund–Class R6	7,087,977	91.7
PGIM Quant Solutions Mid-Cap Index Fund–Class R6	990,495	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Jennison Small-Cap Core Equity Fund	7	86.6%
PGIM Core Conservative Bond Fund	5	85.9
PGIM TIPS Fund	6	89.8
PGIM Quant Solutions Commodity Strategies Fund	5	72.1
PGIM Quant Solutions Mid-Cap Index Fund	9	96.0

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

Fund	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
PGIM Jennison Small-Cap Core Equity Fund	—	—%
PGIM Core Conservative Bond Fund	—	—
PGIM TIPS Fund	—	—
PGIM Quant Solutions Commodity Strategies Fund	1	5.8
PGIM Quant Solutions Mid-Cap Index Fund	—	—

Transactions in shares of beneficial interest were as follows:

PGIM Quant Solutions Commodity Strategies Fund:

Share Class	Shares	Amount

Class Z
Six months ended January 31, 2024:
Shares sold	3,821	$27,098
Shares issued in reinvestment of dividends and distributions	3,174	20,248
Shares purchased	(31,931)	(224,727)
Net increase (decrease) in shares outstanding	(24,936)	$(177,381)

Year ended July 31, 2023:
Shares sold	1,174,476	$10,481,499
Shares issued in reinvestment of dividends and distributions	217,071	1,647,571
Shares purchased	(1,339,998)	(9,467,101)
Net increase (decrease) in shares outstanding	51,549	$2,661,969

Class R6
Six months ended January 31, 2024:
Shares sold	999,245	$6,881,413
Shares issued in reinvestment of dividends and distributions	327,678	2,087,311
Shares purchased	(2,009,635)	(13,714,849)
Net increase (decrease) in shares outstanding	(682,712)	$(4,746,125)

Year ended July 31, 2023:
Shares sold	2,292,053	$18,541,419
Shares issued in reinvestment of dividends and distributions	2,323,019	17,608,485
Shares purchased	(3,854,937)	(29,825,808)
Net increase (decrease) in shares outstanding	760,135	$6,324,096

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds utilized the SCA during the reporting period ended January 31, 2024. The average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2024
PGIM TIPS Fund	$526,300	6.41%	10	$2,307,000	$—
PGIM Quant Solutions Mid-Cap Index Fund	394,143	6.43	14	2,652,000	—

9.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Jennison Small-Cap Core Equity Fund	PGIM Core Conservative Bond Fund	PGIM TIPS Fund	PGIM Quant Solutions Commodity Strategies Fund	PGIM Quant Solutions Mid-Cap Index Fund
Active Trading	—	X	—	—	—
Adjustable and Floating Rate Securities	—	—	X	—	—
Blend Style	X	—	—	—	—
Cayman Subsidiary	—	—	—	X	—

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

Risks	PGIM Jennison Small-Cap Core Equity Fund	PGIM Core Conservative Bond Fund	PGIM TIPS Fund	PGIM Quant Solutions Commodity Strategies Fund	PGIM Quant Solutions Mid-Cap Index Fund
Commodity	—	—	—	X	—
Commodity-Linked Notes	—	—	—	X	—
Commodity Pooled Investment Vehicles	—	—	—	X	—
Commodity Regulatory	—	—	—	X	—
Concentration	—	—	—	X	—
Credit /Counterparty	—	X	X	X	—
Debt Obligations	—	X	X	X	—
Deflation	—	—	—	X	—
Derivatives	—	X	X	X	—
Economic and Market Events	X	X	X	X	X
Equity and Equity-Related Securities	X	—	—	—	X
Exchange-Traded Funds (“ETFs”)	—	—	—	—	X
Foreign Securities	—	X	X	—	—
Fund of Funds	X	X	X	X	X
Futures and Forward Contracts	—	—	—	X	—
Hedging	—	—	—	X	—
Increase in Expenses	X	X	X	X	X
Index Investment Approach	—	—	—	—	X
Initial Public Offerings	X	—	—	—	—
Interest Rate	—	X	X	X	—
Large Shareholder and Large Scale Redemption	X	X	X	X	X
Liquidity	—	—	—	X	—
Management	X	—	—	X	X
Market Disruption and Geopolitical	X	X	X	X	X
Market	X	X	X	X	X
Medium Capitalization (Mid-Cap) Company	—	—	—	—	X
Mortgage-Backed and Asset-Backed Securities	—	X	X	—	—
Non-Diversified Investment Company	—	—	—	X	—
Small Company	X	—	—	—	—
Tax	—	—	—	X	—
TIPS	—	—	X	—	—
Tracking Error	—	—	—	—	X
Trading on Foreign Exchanges	—	—	—	X	—
U.S. Government and Agency Securities	—	X	X	X	—
U.S. Treasury Strips	—	—	X	X	—
Zero Coupon Bond	—	X	—	—	—

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund; which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Cayman Subsidiary Risk: By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Commodity Risk: The values of commodities are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities.

Commodity-Linked Notes Risk: The Fund may invest in leveraged or unleveraged commodity-linked notes (“CLNs”) to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Commodity Pooled Investment Vehicles Risk: The Fund may, from time to time, invest in certain publicly-traded commodity pools, such as commodity ETFs. Such pools may not meet the definition of an “investment company” under the 1940 Act, and may not be registered under the 1940 Act. As a consequence, the Fund’s investment in such entities may not be subject to certain protections afforded by the 1940 Act, including, for example, restrictions under the 1940 Act on investments in other investment companies. ETFs that invest in commodities may be, or may become subject to, CFTC trading regulations that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the value of such ETFs’ securities. Additionally, some commodity ETFs invest in commodity futures which can lose money even when commodity prices are rising.

Commodity Regulatory Risk: The Fund and the Cayman Subsidiary is deemed a “commodity pool” and the Manager is considered a “commodity pool operator” with respect to the Fund and the Cayman Subsidiary under the Commodity Exchange Act. The Manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the SEC) and the CFTC. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Concentration Risk: The Fund will be exposed to the performance of commodities in the Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the Index. As a result, the Fund may be subject to greater volatility than if the Index were more broadly diversified among commodity sectors.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Deflation Risk: Since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

Derivatives Risk: Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements, and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Economic and market events risk is the risk that one or more markets in which the Portfolio invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Portfolio’s Manager or Subadviser(s) may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets or the economy, including those relating to general economic, political, or financial market conditions; significant or unexpected failures, near-failures or credit downgrades of key institutions; investor sentiment and market perceptions; unexpected changes in the prices of key commodities; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry or sector, could adversely affect the liquidity and volatility of securities held by the Portfolio. In periods of market volatility and/or declines, the Portfolio may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”) Risk: Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which they invest, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the corresponding underlying commodities; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of commodities prices, interest rates, currency exchange rates, supply and demand relationships, weather, agricultural, trade, fiscal, monetary and exchange control programs, political events, and other economic factors; and (e) the possibility that the clearing broker for the futures or forward contract will default in the performance of its obligations.

Hedging Risk: The decision as to whether and to what extent the Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadvisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadvisers’ judgements about the attractiveness, value or

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund by the subadviser may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small-or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small-or large-capitalization companies.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Non-Diversified Investment Company Risk: Funds that are “non-diversified” for purposes of the 1940 Act, may invest a greater percentage of their assets in securities of a single issuer. Accordingly, a non-diversified fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund might be.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.

Tax Risk: To receive pass-through tax treatment as a Registered Investment Company under the Code, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated under the Code as “qualifying income.” Based on final regulations on which taxpayers may rely for taxable years beginning after September 28, 2016, the Fund anticipates treating the income generated from investments in the Cayman Subsidiary as “qualifying income.” However, the tax treatment of income from commodity-related investments and the Fund’s income from the Cayman Subsidiary may be adversely affected by future legislation, U.S. Treasury Regulations, and/or guidance issued by the Internal Revenue Service that could affect the character, timing, and/or amount of the Fund’s taxable income or capital gains and distributions it makes.

TIPS Risk: Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. Real interest rates represent the nominal (stated) interest rates reduced by the expected impact of inflation. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to

Notes to Financial Statements/Consolidated

Financial Statements (unaudited)

satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code (the Code). Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

The Fund’s income may decline due to a decline in inflation, also known as deflation. If there is deflation, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payments (calculated with respect to a smaller principal amount) will be reduced. The principal value can decrease, but not below 100. If inflation is lower than expected during the period the Fund holds an inflation-linked security, the Fund may earn less on the security than on a conventional bond.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Trading on Foreign Exchanges Risk: The Fund is expected to trade in commodity forward contracts listed on UK futures exchanges and may, but is not expected to, trade in instruments listed on other exchanges located outside the United States. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading on U.S. futures exchanges is subject to regulation by the SEC and the CFTC and oversight, as applicable, including, for example, minimum capital requirements for commodity brokers, regulation of trading practices on the exchanges, prohibitions against trading ahead of customer orders, prohibitions against filling orders off exchanges, prescribed risk disclosure statements, testing and licensing of industry sales personnel and other industry professionals, and recordkeeping requirements. Trading on foreign exchanges is not regulated by the SEC, CFTC or any other U.S. governmental agency or instrumentality and may be subject to regulations that are different from those to which U.S. exchange trading is subject, provide less protection to investors than trading on U.S. exchanges, and such regulations may be less vigorously enforced than regulations in the U.S. positions on foreign exchanges also are subject to the risk of exchange controls, expropriation, excessive taxation or government disruptions.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

U.S. Treasury Strips Risk: Stripped securities do not make periodic interest payments. The value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds with similar maturity and credit quality. U.S. Treasury strips generally lose value when interest rates rise.

Zero Coupon Bond Risk: Zero coupon bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.

10.	Recent Regulatory Developments

Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Funds.

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ●Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS (as applicable)	PGIM Quantitative Solutions LLC	655 Broad Street Newark, NJ 07102

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Commodity Strategies Fund and PGIM Quant Solutions Mid-Cap Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. Each Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Funds’ full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

	NASDAQ	CUSIP		NASDAQ	CUSIP

PGIM JENNISON SMALL-CAP CORE EQUITY FUND	PQJCX	74440E805	PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND (Class R6)	PQCMX	74440E862

PGIM CORE CONSERVATIVE BOND FUND	PQCNX	74440E888	PGIM QUANT SOLUTIONS MID-CAP INDEX FUND	PQCCX	74440E508

PGIM TIPS FUND	PQTSX	74440E870

PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND (Class Z)	PQCZX	74440E854

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

  Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 19, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 19, 2024